'33 Act File No. 002-73024
'40 Act File No. 811-03213

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 5, 2010

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 135	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 136	[X]

(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1000 CONTINENTAL DRIVE, SUITE 400
KING OF PRUSSIA, PENNSYLVANIA 19406
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

Registrant's Telephone Number, including Area Code: (610) 230-2800

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	MS. BARBARA A. NUGENT, ESQ.
1000 CONTINENTAL DRIVE, SUITE 400	STRADLEY, RONON, STEVENS, & YOUNG LLP
KING OF PRUSSIA, PENNSYLVANIA 19406	2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)	PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[ ] on [date] pursuant to paragraph (b)

[X] 60 days after filing pursuant to paragraph (a)(1)

[ ] on [date] pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]           This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Gartmore NVIT Global Utilities Fund
NVIT Global Financial Services Fund
NVIT Health Sciences Fund
NVIT Nationwide Leaders Fund
NVIT Technology and Communications Fund
NVIT U.S. Growth Leaders Fund

This Post-Effective Amendment No. 135/136 to Registration File Nos. 002-73024/811-03213 includes the following:

1.           FACING PAGE

2.           CONTENTS PAGE

3.
PART A -- Prospectus relating to Gartmore NVIT Global Utilities Fund, NVIT Global Financial Services Fund, NVIT Health Sciences Fund, NVIT Nationwide Leaders Fund, NVIT Technology and Communications Fund and NVIT U.S. Growth Leaders Fund series of shares.

4.
PART B -- Statement of Additional Information relating to Gartmore NVIT Global Utilities Fund, NVIT Global Financial Services Fund, NVIT Health Sciences Fund, NVIT Nationwide Leaders Fund, NVIT Technology and Communications Fund and NVIT U.S. Growth Leaders Fund series of shares.

5.	PART C -- Other Information

6.	SIGNATURES

Nationwide Variable Insurance Trust

Fund and Class
Gartmore NVIT Global Utilities Fund Class I
Gartmore NVIT Global Utilities Fund Class II
Gartmore NVIT Global Utilities Fund Class III
NVIT Global Financial Services Fund Class I
NVIT Global Financial Services Fund Class II
NVIT Global Financial Services Fund Class III
NVIT Health Sciences Fund Class I
NVIT Health Sciences Fund Class II
NVIT Health Sciences Fund Class III
NVIT Health Sciences Fund Class VI
NVIT Nationwide Leaders Fund Class I
NVIT Nationwide Leaders Fund Class II
NVIT Nationwide Leaders Fund Class III
NVIT Technology and Communications Fund Class I
NVIT Technology and Communications Fund Class II
NVIT Technology and Communications Fund Class III
NVIT Technology and Communications Fund Class VI
NVIT U.S. Growth Leaders Fund Class I
NVIT U.S. Growth Leaders Fund Class II
NVIT U.S. Growth Leaders Fund Class III

FundProspectus

________, 2010

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this Prospectus is complete or accurate. To state otherwise is a crime.

[insert web address]                                                                                     [insert (new) nationwide logo]

TABLE OF CONTENTS

X           Fund Summaries
Gartmore NVIT Global Utilities Fund
NVIT Global Financial Services Fund
NVIT Health Sciences Fund
NVIT Nationwide Leaders Fund
NVIT Technology and Communications Fund
NVIT U.S. Growth Leaders Fund

X           How the Funds Invest
Gartmore NVIT Global Utilities Fund
NVIT Global Financial Services Fund
NVIT Health Sciences Fund
NVIT Nationwide Leaders Fund
NVIT Technology and Communications Fund
NVIT U.S. Growth Leaders Fund

X           Risks of Investing in the Funds
Selective Disclosure of Portfolio Holdings

X           Fund Management
Portfolio Management

X           Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing
Additional Information about Fees and Expenses

X           Distributions and Taxes

X           Multi-Manager Structure

X           Financial Highlights

FUND SUMMARY: GARTMORE NVIT GLOBAL UTILITIES FUND

Objective
The Fund seeks long-term capital growth.

Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. These fees and expenses do not include sales charges and other expenses that may be imposed by variable insurance contracts.  Such sales charges and other expenses are described in the variable insurance contracts' prospectus.

	Class I Shares	Class II Shares	Class III Shares
Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A
Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)	N/A	N/A	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	N/A	0.25%	N/A
Other Expenses
Total Annual Fund Operating Expenses

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 Year                       3 Years                       5 Years     10 Years
Class I shares
Class II shares
Class III shares

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to utilities. Although utility companies traditionally have been known for paying above-average dividends, the Fund instead will invest a portion of its assets in securities that emphasize capital appreciation over dividends in order to produce an overall portfolio that generally combines elements of both value and growth styles. Under normal market conditions, the Fund will invest a significant portion of its net assets (at least 40% - unless market conditions are not deemed favorable by the subadviser, in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States.

A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from the utilities sector.  The Fund may invest in utility companies of any size, including small-cap and mid-cap companies. The Fund also may use derivatives, such as futures and options either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy. The Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•	energy sources;
•	utility maintenance services;
•	providers of utility infrastructure;
•	cable television;
•	radio;
•	telecommunications services;
•	transportation services and
•	water and sanitary services.

The subadviser considers selling a security if it believes the security no longer offers potential for unexpected earnings growth.

Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments— and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk - a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Small-and mid-cap risk – small- and mid-cap companies are usually less stable in price and less liquid than are larger, more established companies.  Therefore, they generally involve greater risk.

Nondiversified fund risk - because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Concentration/Sector risk - investing 25% or more of the Fund's total assets in a select group of companies in utilities and utility-related industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Derivatives risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements.  In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stock, such as “value” stocks.

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stock, such as “growth” stocks.

If the value of the Fund’s investments goes down, you may lose money.

Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of three comparable broad-based securities indexes. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class III Shares (Years Ended December 31,)

[insert bar chart]

Best Quarter: ___% – ___ qtr. of ___Worst Quarter: ___% – ___qtr. of ___

Average Annual Total Returns
(For Periods Ended December 31, 2009)

	1 Year	5 Years	Since Inception (December 28, 2001)
Class I shares
Class II shares
Class III shares
MSCI World Telecommunications Services Index (Unlike mutual funds, the Index does not incur expenses)			x.xx% (Since December 31, 2001)
MSCI World Utilities Index (Unlike mutual funds, the Index does not incur expenses)			x.xx% (Since December 31, 2001)
Global Utilities Composite Index1 (Unlike mutual funds, the Index does not incur expenses)			x.xx%(Since December 31, 2001)

1 The Global Utilities Composite Index is a combination of 60% MSCI World Telecommunication Services Index and 40% MSCI World Utilities Index.

Portfolio Management

Investment Adviser
Nationwide Fund Advisors

Subadviser
Gartmore Global Partners ("GGP")

Portfolio Managers

Portfolio Manager	Title	Length of Service
Ben Walker	Senior Portfolio Manager, GGP	Since [month] 1997

Tax Information
Owners of variable insurance contracts generally are not taxed on income or capital gains realized under their contracts until such income or gains are distributed.   When income and capital gains are distributed from variable insurance contracts, they are taxable at ordinary income tax rates.

Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may create a conflict of interest by influencing the insurance company to include the Fund as an underlying investment option in the variable insurance contract.  The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

FUND SUMMARY: NVIT GLOBAL FINANCIAL SERVICES FUND

Objective
The Fund seeks long-term capital growth.

Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. These fees and expenses do not include sales charges and other expenses that may be imposed by variable insurance contracts.  Such sales charges and other expenses are described in the variable insurance contracts' prospectus.

	Class I Shares	Class II Shares	Class III Shares
Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A
Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)	N/A	N/A	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	N/A	0.25%	N/A
Other Expenses
Total Annual Fund Operating Expenses

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 Year                       3 Years                       5 Years                10 Years
Class I shares
Class II shares
Class III shares

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to financial services. Under normal market conditions, the Fund will invest a significant portion of its net assets (at least 40% - unless market conditions are not deemed favorable by the subadviser, in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. The Fund may engage in active and frequent trading of portfolio securities.

A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from the financial services sector. The Fund may invest in financial services companies of any size, including small-cap and mid-cap companies.  The Fund is nondiversified and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•	banks and savings and loans;
•	consumer and industrial finance companies;
•	investment banks;
•	insurance brokers;
•	insurance companies;
•	securities brokers and advisers;
•	real estate-related companies and
•	leasing companies.

The subadviser considers selling a security if it believes the security no longer offers potential for unexpected earnings growth.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments— and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Concentration/Sector risk - investing 25% or more of the Fund's total assets in a select group of companies in financial services industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Stock market risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.  The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk - a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Small-and mid-cap risk – small- and mid-cap companies are usually less stable in price and less liquid than are larger, more established companies.  Therefore, they generally involve greater risk.

Nondiversified fund risk - because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Portfolio turnover risk - a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class III Shares (Years Ended December 31, )

[insert bar chart]

Best Quarter: ___% – ___ qtr. of ___Worst Quarter: ___% – ___qtr. of ___

Average Annual Total Returns
(For Periods Ended December 31, 2009)

	1 Year	5 Years	Since Inception (December 28, 2001)
Class I shares
Class II shares
Class III shares
MSCI World Financials Index (Unlike mutual funds, the Index does not incur expenses)			x.xx% (Since December 31, 2001)

Portfolio Management

Investment Adviser
Nationwide Fund Advisors

Subadviser
Aberdeen Asset Management Inc. ("Aberdeen")

Portfolio Managers

Portfolio Manager	Title	Length of Service
Douglas Burtnick	Investment Manager, Aberdeen	Since October 2007
Stuart Quint	Portfolio Manager, Aberdeen	Since October 2007

Tax Information
Owners of variable insurance contracts generally are not taxed on income or capital gains realized under their contracts until such income or gains are distributed.   When income and capital gains are distributed from variable insurance contracts, they are taxable at ordinary income tax rates.

Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may create a conflict of interest by influencing the insurance company to include the Fund as an underlying investment option in the variable insurance contract.  The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

FUND SUMMARY: NVIT HEALTH SCIENCES FUND

Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. These fees and expenses do not include sales charges and other expenses that may be imposed by variable insurance contracts.  Such sales charges and other expenses are described in the variable insurance contracts' prospectus.

	Class I Shares	Class II Shares	Class III Shares	Class VI Shares
Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A	N/A
Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)	N/A	N/A	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	N/A	0.25%	N/A	0.25%
Other Expenses
Total Annual Fund Operating Expenses

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III and Class VI shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III and Class VI shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 Year                       3 Years                       5 Years     10 Years
Class I shares
Class II shares
Class III shares
Class VI shares

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and/or foreign companies (including those located in emerging market countries) with business operations in or related to health sciences. The Fund may engage in active and frequent trading of portfolio securities.

A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from health sciences. The Fund may invest in health sciences companies of any size, including small-cap and mid-cap companies.  The Fund is nondiversified and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•	biotechnology;
•	health care;
•	medical services and devices;
•	medical supplies and
•	pharmaceuticals.

The subadviser considers selling a security when it no longer meets any of the subadviser’s regular criteria or when an alternative investment provides more attractive risk/return characteristics.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments— and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Concentration/Sector risk -investing 25% or more of the Fund's total assets in a select group of companies in health sciences industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Stock market risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk - a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Small-and mid-cap risk – small- and mid-cap companies are usually less stable in price and less liquid than are larger, more established companies.  Therefore, they generally involve greater risk.

Nondiversified fund risk - because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Portfolio turnover risk - a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class III Shares (Years Ended December 31, )

[insert bar chart]

Best Quarter: ___% – ___ qtr. of ___Worst Quarter: ___% – ___qtr. of ___

Average Annual Total Returns
(For Periods Ended December 31, 2009)

	1 Year	5 Years	Since Inception (December 29, 2000)
Class I shares
Class II shares
Class III shares
Class VI shares
S&P North American Health Care Sector Index (Unlike mutual funds, the Index does not incur expenses)			x.xx% (Since December 31, 2000)

Portfolio Management

Investment Adviser
Nationwide Fund Advisors

Subadviser
Aberdeen Asset Management Inc. ("Aberdeen")

Portfolio Managers

Portfolio Manager	Title	Length of Service
Douglas Burtnick	Investment Manager, Aberdeen	Since October 2007

Tax Information
Owners of variable insurance contracts generally are not taxed on income or capital gains realized under their contracts until such income or gains are distributed.   When income and capital gains are distributed from variable insurance contracts, they are taxable at ordinary income tax rates.

Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may create a conflict of interest by influencing the insurance company to include the Fund as an underlying investment option in the variable insurance contract.  The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

FUND SUMMARY: NVIT NATIONWIDE LEADERS FUND

Objective
The Fund seeks a high total return from a concentrated portfolio of U.S. securities.

Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. These fees and expenses do not include sales charges and other expenses that may be imposed by variable insurance contracts.  Such sales charges and other expenses are described in the variable insurance contracts' prospectus.

	Class I Shares	Class II Shares	Class III Shares
Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A
Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)	N/A	N/A	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	N/A	0.25%	N/A
Other Expenses
Total Annual Fund Operating Expenses

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 Year                       3 Years                       5 Years     10 Years
Class I shares
Class II shares
Class III shares

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. Leaders, primarily in common stocks and convertible securities.  U.S. Leaders are companies that the Fund’s subadviser believes have a strong franchise capable of taking advantage of its position in the marketplace, primarily in common stocks. The subadviser seeks companies which generally meet one or more of the following characteristics:

•	above-average revenue growth;
•	above-average earnings growth;
•	consistent earnings growth or
•	attractive valuation.

The Fund is nondiversified, which means that it may invest a significant portion of its assets in the securities of a single or small number of companies. The Fund typically focuses its investments in a core group of 25 to 35 common stocks of large-cap and mid-cap companies. The Fund may engage in active and frequent trading of portfolio securities.

In seeking total return, the portfolio manager seeks returns from both capital gains (i.e., an increase in the value of the stocks the Fund holds) as well as income generated by dividends paid by stock issuers.

The subadviser considers selling a company's securities if:

•	the outlook of the company's earnings growth becomes less attractive;
•	more favorable opportunities are identified or
•	the company's stock price has increased significantly.

Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments— and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Convertible securities risk – the value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Nondiversified fund risk - because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Portfolio turnover risk - a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class III Shares (Years Ended December 31,)

[insert bar chart]

Best Quarter: ___% – ___ qtr. of ___Worst Quarter: ___% – ___qtr. of ___

Average Annual Total Returns
(For Periods Ended December 31, 2009)

	1 Year	5 Years	Since Inception (December 31, 2001)
Class I shares
Class II shares
Class III shares
S&P 500® Index (Unlike mutual funds, the Index does not incur expenses)			x.xx%

Portfolio Management

Investment Adviser
Nationwide Fund Advisors

Subadviser
Aberdeen Asset Management Inc. ("Aberdeen")

Portfolio Managers

Portfolio Manager	Title	Length of Service
Shahreza Yusof	Head of U.S. Equities, Aberdeen	Since [month] 1994
Paul Atkinson	Senior Investment Manager, Aberdeen	Since August 1998
Francis Radano, III, CFA	Investment Manager, Aberdeen	Since October 2007

Tax Information
Owners of variable insurance contracts generally are not taxed on income or capital gains realized under their contracts until such income or gains are distributed.   When income and capital gains are distributed from variable insurance contracts, they are taxable at ordinary income tax rates.

Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may create a conflict of interest by influencing the insurance company to include the Fund as an underlying investment option in the variable insurance contract.  The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

FUND SUMMARY: NVIT TECHNOLOGY AND COMMUNICATIONS FUND

Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. These fees and expenses do not include sales charges and other expenses that may be imposed by variable insurance contracts.  Such sales charges and other expenses are described in the variable insurance contracts' prospectus.

	Class I Shares	Class II Shares	Class III Shares	Class VI Shares
Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A	N/A
Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)	N/A	N/A	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%	0.78%	0.78%	0.78%
Distribution and/or Service (12b-1) Fees	N/A	0.25%	N/A	0.25%
Other Expenses
Total Annual Fund Operating Expenses

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III and Class VI shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III and Class VI shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 Year                       3 Years                       5 Years     10 Years
Class I shares
Class II shares
Class III shares
Class VI shares

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and/or foreign companies (including those located in emerging market countries) with business operations in or related to technology or communications. The Fund may engage in active and frequent trading of portfolio securities.

A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from the technology or communications sectors. The Fund may invest in technology and communications companies of any size, including small-cap and mid-cap companies.  The Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•	technology or communications hardware and equipment;
•	information technology;
•	software;
•	technology or communications consulting services;
•	consumer electronics;
•	internet infrastructures;
•	semiconductors and semiconductor equipment;
•	defense technology and
•	broadcasting.

The subadviser considers selling a security when it no longer meets the subadviser’s regular criteria or when an alternative investment provides more attractive risk/return characteristics.

Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments— and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Concentration/Sector risk - investing 25% or more of the Fund's total assets in a select group of companies in technology and communications industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Stock market risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk - a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Small-and mid-cap risk – small- and mid-cap companies are usually less stable in price and less liquid than are larger, more established companies.  Therefore, they generally involve greater risk.

Nondiversified fund risk - because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Portfolio turnover risk- a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class I Shares (Years Ended December 31,)

[insert bar chart]

Best Quarter: ___% – ___ qtr. of ___Worst Quarter: ___% – ___qtr. of ___

Average Annual Total Returns
(For Periods Ended December 31, 2009)

	1 Year	5 Years	Since Inception (June 30, 2000)
Class I shares
Class II shares
Class III shares
Class VI shares
S&P North American Technology Sector Index (Unlike mutual funds, the Index does not incur expenses)

Portfolio Management

Investment Adviser
Nationwide Fund Advisors
Subadviser
Aberdeen Asset Management Inc. ("Aberdeen")

Portfolio Managers

Portfolio Manager	Title	Length of Service
Robert W. Mattson	Portfolio Manager, Aberdeen	Since October 2007
Ralph Bassett	Portfolio Manager, Aberdeen	Since March 2006

Dividends, Capital Gains and Taxes
Owners of variable insurance contracts generally are not taxed on income or capital gains realized under their contracts until such income or gains are distributed.   When income and capital gains are distributed from variable insurance contracts, they are taxable at ordinary income tax rates.

Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may create a conflict of interest by influencing the insurance company to include the Fund as an underlying investment option in the variable insurance contract.  The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

FUND SUMMARY: NVIT U.S. GROWTH LEADERS FUND

Objective
The Fund seeks long-term growth.

Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. These fees and expenses do not include sales charges and other expenses that may be imposed by variable insurance contracts.  Such sales charges and other expenses are described in the variable insurance contracts' prospectus.

	Class I Shares	Class II Shares	Class III Shares
Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A
Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)	N/A	N/A	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	N/A	0.25%	N/A
Other Expenses
Total Annual Fund Operating Expenses

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 Year                       3 Years                       5 Years     10 Years
Class I shares
Class II shares
Class III shares

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. Growth Leaders.  U.S. Growth Leaders are companies that the Fund’s subadviser believes have a strong and improving franchise capable of taking advantage of growth opportunities.   The Fund typically focuses its investments in a core group of 25 to 35 common stocks of companies of any size, including small-and mid-cap companies, whose earnings are expected to grow faster than those of other companies in the market. The Fund may engage in active and frequent trading of portfolio securities.

The Fund is nondiversified, which means that it may invest a significant portion of its assets in the securities of a single or small number of companies. The Fund will invest 25% or more of its net assets in a group of companies in software and related technology industries.

The subadviser considers selling a company's security if:
•	it appears unlikely that earnings expectations will be met;
•	the price of the security is or becomes overvalued;
•	the outlook of the company's earnings growth becomes less attractive and/or
•	more favorable opportunities are identified.

Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments— and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements.  In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stock, such as “value” stocks.

Small-and mid-cap risk – small- and mid-cap companies are usually less stable in price and less liquid than are larger, more established companies.  Therefore, they generally involve greater risk.

Nondiversified fund risk - because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Concentration/Sector risk - investing 25% or more of the Fund's total assets in a select group of companies in software and related technology industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Portfolio turnover risk- a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class III Shares (Years Ended December 31,)

[insert bar chart]

Best Quarter: ___% – ___ qtr. of 20XX
Worst Quarter: ___% – ___qtr. of 20XX

Average Annual Total Returns
(For Periods Ended December 31, 2009)

	1 Year	5 Years	Since Inception (December 31, 2001)
Class I shares
Class II shares
Class III shares
S&P 500® Index (Unlike mutual funds, the Index does not incur expenses)

Portfolio Management

Investment Adviser
Nationwide Fund Advisors

Subadviser
Aberdeen Asset Management Inc. ("Aberdeen")

Portfolio Managers

Portfolio Manager	Title	Length of Service
Chris Baggini	Investment Manager, Aberdeen	Since October 2007
Douglas Burtnick	Investment Manager, Aberdeen	Since October 2007

Dividends, Capital Gains and Taxes
Owners of variable insurance contracts generally are not taxed on income or capital gains realized under their contracts until such income or gains are distributed. When income and capital gains are distributed from variable insurance contracts, they are taxable at ordinary income tax rates.

Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may create a conflict of interest by influencing the insurance company to include the Fund as an underlying investment option in the variable insurance contract.  The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

HOW THE FUNDS INVEST:  GARTMORE NVIT GLOBAL UTILITIES FUND

Objective

The Gartmore NVIT Global Utilities Fund seeks long-term capital growth. This objective can be changed without shareholder approval upon 60-days' written notice to shareholders.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to utilities. Although utility companies traditionally have been known for paying above-average dividends, the Fund instead will invest a portion of its assets in securities that emphasize capital appreciation over dividends in order to produce an overall portfolio that generally combines elements of both value and growth styles. Under normal market conditions, the Fund will invest a significant portion of its net assets (at least 40% - unless market conditions are not deemed favorable by the subadviser, in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States.

A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from the utilities sector. A “utility company” is one that is primarily involved in or related to the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. The Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•	energy sources;
•	utility maintenance services;
•	providers of utility infrastructure;
•	cable television;
•	radio;
•	telecommunications services;
•	transportation services and
•	water and sanitary services.

The subadviser aims to provide strong performance by investing in companies that it believes

•	have the potential to deliver unexpected earnings and
•	whose prospects for earnings have been underestimated by the market.

Just as importantly, the subadviser attempts to avoid companies whose earnings the subadviser believes are likely to fall short of expectations.

The subadviser assesses the valuation and growth rates both of a particular company and of its utility sector. The subadviser conducts proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing its own valuations of individual companies to those of the market, the subadviser seeks to pinpoint companies whose prospects appear different from the market's consensus.

The Fund may invest in utility companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer stronger prospects for future growth. The Fund also may use derivatives, such as futures and options either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy.

The subadviser considers selling a security if it believes the security no longer offers potential for unexpected earnings growth. The subadviser specifically monitors:

•	earnings revisions and surprises;
•	stock price performance and
•	any information indicating a change in the industry or franchise assessment of a company.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities.  For instance, the value of the Fund’s investments— and therefore, the value of Fund shares—may fluctuate.  Further, the Fund’s portfolio managers may select securities that underperform the bond markets, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies.

In addition, the Fund is subject to STOCK MARKET RISK, FOREIGN SECURITIES RISK, EMERGING MARKETS RISK, SMALL-AND MID-CAP RISK, NONDIVERSIFIED FUND RISK, CONCENTRATION/SECTOR RISK, DERIVATIVES RISK, GROWTH STYLE RISK and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page __.

The Fund cannot guarantee that it will achieve its investment objective.  If the value of the Fund’s investments goes down, you may lose money.

Key Terms:

Equity securities – represent an ownership interest in the issuer, and typically include common stock, preferred stock, foreign investment funds or trusts and depositary receipts.

Emerging market countries – countries are developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Growth style – investing in equity securities of companies that a Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Value style – investing in equity securities that a Fund’s subadviser believes are undervalued, i.e., their stock prices are less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that a Fund’s subadviser believes to be temporary.

Large-cap companies – companies with market capitalizations similar to those of companies included in the S&P 500 Index, ranging from $ million to $ billion as of [December 31, 2009].

Mid-cap companies – companies with market capitalizations similar to those of companies included in the Russell MidCap Index, ranging from $ million to $ billion as of
[December 31, 2009].

Small-cap companies – companies with market capitalizations similar to those of companies included in the Russell 2000 Index, ranging from $ million to $ billion as of [December 31, 2009].

Derivative – a contract or investment the value of which is based on the performance of an underlying financial asset, index or economic measure.

HOW THE FUNDS INVEST: NVIT GLOBAL FINANCIAL SERVICES FUND

Objective

The NVIT Global Financial Services Fund seeks long-term capital growth. This objective can be changed without shareholder approval upon 60-days' written notice to shareholders.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to financial services. Under normal market conditions, the Fund will invest a significant portion of its net assets (at least 40% - unless market conditions are not deemed favorable by the subadviser, in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. The Fund may engage in active and frequent trading of portfolio securities.

A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from the financial services sector. A “financial services company” is one that is primarily involved in or related to banking, mortgage lending and servicing, securities and commodities trading, investment management, investment banking, insurance, real estate, providing financial guarantees, leasing, credit card servicing and lending. The Fund is nondiversified and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•	banks and savings and loans;
•	consumer and industrial finance companies;
•	investment banks;
•	insurance brokers;
•	insurance companies;
•	securities brokers and advisers;
•	real estate-related companies and
•	leasing companies.

The subadviser aims to provide strong performance by investing in companies the portfolio manager believes

•	have the potential to deliver unexpected earnings growth and

•	have prospects for earnings growth that the market has underestimated.

Just as importantly, the subadviser attempts to avoid companies whose earnings appear likely to fall short of expectations.

The Fund may invest in financial services companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer strong prospects for future growth.

The subadviser considers selling a security if it believes the security no longer offers potential for unexpected earnings growth. The subadviser specifically monitors:

•	earnings revisions and surprises;
•	stock price performance and
•	any information indicating a change in the industry or franchise assessment of a company.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities.  For instance, the value of the Fund’s investments— and therefore, the value of Fund shares—may fluctuate.  Further, the Fund’s portfolio managers may select securities that underperform the bond markets, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies.

In addition, the Fund is subject to CONCENTRATION/SECTOR RISK, STOCK MARKET RISK, FOREIGN SECURITIES RISK, EMERGING MARKETS RISK, SMALL-AND MID-CAP RISK, NONDIVERSIFIED FUND RISK and PORTFOLIO TURNOVER RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page __.

The Fund cannot guarantee that it will achieve its investment objective.  If the value of the Fund’s investments goes down, you may lose money.

Key Terms:

Equity securities – represent an ownership interest in the issuer, and typically include common stock, preferred stock, foreign investment funds or trusts and depositary receipts.

Emerging market countries – countries are developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Large-cap companies – companies with market capitalizations similar to those of companies included in the S&P 500 Index, ranging from $ million to $ billion as of [December 31, 2009].

Mid-cap companies – companies with market capitalizations similar to those of companies included in the Russell MidCap Index, ranging from $ million to $ billion as of
[December 31, 2009].

Small-cap companies – companies with market capitalizations similar to those of companies included in the Russell 2000 Index, ranging from $ million to $ billion as of [December 31, 2009].

HOW THE FUNDS INVEST: NVIT HEALTH SCIENCES FUND

Objective

The NVIT Health Sciences Fund seeks long-term capital appreciation. This objective can be changed without shareholder approval upon 60-days' written notice to shareholders.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and/or foreign companies (including those located in emerging market countries) with business operations in or related to health sciences. The Fund may engage in active and frequent trading of portfolio securities.

A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from health sciences. A “health sciences company” is one that focuses on maintaining or improving one’s quality of life through research, development and/or distribution of products or services related to medicine, pharmaceuticals or personal health care. The Fund is nondiversified and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•	biotechnology;
•	health care;
•	medical services and devices;
•	medical supplies and
•	pharmaceuticals.

In analyzing specific companies for possible investment, the Fund's subadviser ordinarily looks for several of the following characteristics:

•	above-average per share earnings growth;
•	evidence of positive fundamental change;
•	high return on invested capital;
•	a healthy balance sheet;
•	sound financial and accounting policies and overall financial strength;
•	strong competitive advantages;
•	effective research, product development and marketing;
•	strong management and
•	general operating characteristics that enable the company to compete successfully.

The Fund may invest in health sciences companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer strong prospects for future growth.

The subadviser considers selling a security when any of these factors changes materially or when an alternative investment provides more attractive risk/return characteristics.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities.  For instance, the value of the Fund’s investments— and therefore, the value of Fund shares—may fluctuate.  Further, the Fund’s portfolio managers may select securities that underperform the bond markets, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies.

In addition, the Fund is subject to CONCENTRATION/SECTOR RISK, STOCK MARKET RISK, FOREIGN SECURITIES RISK, EMERGING MARKETS RISK, SMALL-AND MID-CAP RISK, NONDIVERSIFIED RISK and PORTFOLIO TURNOVER RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page __.

The Fund cannot guarantee that it will achieve its investment objective.  If the value of the Fund’s investments goes down, you may lose money.

Key Terms:

Equity securities – represent an ownership interest in the issuer, and typically include common stock, preferred stock, foreign investment funds or trusts and depositary receipts.

Emerging market countries – countries are developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Large-cap companies – companies with market capitalizations similar to those of companies included in the S&P 500 Index, ranging from $ million to $ billion as of [December 31, 2009].

Mid-cap companies – companies with market capitalizations similar to those of companies included in the Russell MidCap Index, ranging from $ million to $ billion as of
[December 31, 2009].

Small-cap companies – companies with market capitalizations similar to those of companies included in the Russell 2000 Index, ranging from $ million to $ billion as of [December 31, 2009].

HOW THE FUNDS INVEST:  NVIT NATIONWIDE LEADERS FUND

Objective

The NVIT Nationwide Leaders Fund seeks a high total return from a concentrated portfolio of U.S. securities. This objective can be changed without shareholder approval upon 60-days' written notice to shareholders.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. Leaders, primarily in common stocks and convertible securities. The subadviser seeks companies which generally meet one or more of the following characteristics:

•	above-average revenue growth;
•	above-average earnings growth;
•	consistent earnings growth or
•	attractive valuation.

A “U.S. leader” is a U.S. company that the Fund's subadviser believes has a strong franchise capable of taking advantage of its position in the marketplace. Because these companies have reputations for quality management and superior products and services, the subadviser expects them to become leaders in their industries. A U.S. company is defined as a company that has been organized under the laws of the United States, has a principal place of business in the United States or trades its stock primarily in the United States.

The Fund is nondiversified, which means that it may invest a significant portion of its assets in the securities of a single or small number of companies. The Fund typically focuses its investments in a core group of 25 to 35 common stocks of large-cap and mid-cap companies. The Fund may engage in active and frequent trading of portfolio securities.

In seeking total return, the portfolio manager seeks returns from both capital gains (i.e., an increase in the value of the stocks the Fund holds) as well as income generated by dividends paid by stock issuers. Over time, stock markets in general may produce proportionately higher capital gains relative to dividends, or vice versa, at different periods. While many of the stocks the Fund invests in pay dividends, the portfolio manager anticipates that capital gains (or losses) may constitute a somewhat higher proportion of returns than dividends under current market conditions. However, stock markets could change, either suddenly or gradually, so that over time a higher proportion of the Fund's returns would be derived from dividends.

The subadviser considers selling a company's securities if:

•	the outlook of the company's earnings growth becomes less attractive;
•	more favorable opportunities are identified or
•	the company's stock price has increased significantly.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities.  For instance, the value of the Fund’s investments— and therefore, the value of Fund shares—may fluctuate.  Further, the Fund’s portfolio managers may select securities that underperform the bond markets, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies.

In addition, the Fund is subject to STOCK MARKET RISK, MID-CAP RISK,  CONVERTIBLE SECURITIES RISK, NONDIVERSIFIED FUND RISK and PORTFOLIO TURNOVER RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page __.

The Fund cannot guarantee that it will achieve its investment objective.  If the value of the Fund’s investments goes down, you may lose money.

Key Terms:
Equity securities – represent an ownership interest in the issuer, and typically include common stock and preferred stock.

Convertible securities – debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Large-cap companies – companies with market capitalizations similar to those of companies included in the S&P 500 Index, ranging from $ million to $ billion as of [December 31, 2009].

Mid-cap companies – companies with market capitalizations similar to those of companies included in the Russell MidCap Index, ranging from $ million to $ billion as of
[December 31, 2009].

HOW THE FUNDS INVEST: NVIT TECHNOLOGY AND COMMUNICATIONS FUND

Objective

The NVIT Technology and Communications Fund seeks long-term capital appreciation. This objective can be changed without shareholder approval upon 60-days' written notice to shareholders.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and/or foreign companies (including those located in emerging market countries) with business operations in or related to technology or communications. The Fund may engage in active and frequent trading of portfolio securities.

A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from the technology or communications sectors. Technology is the use of science to create new products and services. A “technology” or “communications company” is one, for example, that develops, produces or distributes products or services related to computers, semiconductors, electronics, communications, health care or biotechnology. The Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•	technology or communications hardware and equipment;
•	information technology;
•	software;
•	technology or communications consulting services;
•	consumer electronics;
•	internet infrastructures;
•	semiconductors and semiconductor equipment;
•	defense technology and
•	broadcasting.

In analyzing specific companies for possible investment, the Fund's subadviser ordinarily looks for several of the following characteristics:

•	above-average per share earnings growth;
•	high return on invested capital;

•	a healthy balance sheet;
•	sound financial and accounting policies and overall financial strength;
•	strong competitive advantages;
•	effective research, product development and marketing;
•	development of new technologies;
•	efficient service and strong management;
•	pricing power;
•	reasonable valuation and
•	general operating characteristics that enable the company to compete successfully.

The Fund may invest in technology and communications companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer strong prospects for future growth.

The subadviser considers selling a security when any of these factors changes materially or when an alternative investment provides more attractive risk/return characteristics.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities.  For instance, the value of the Fund’s investments— and therefore, the value of Fund shares—may fluctuate.  Further, the Fund’s portfolio managers may select securities that underperform the bond markets, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies.

In addition, the Fund is subject to CONCENTRATION/SECTOR RISK, STOCK MARKET RISK, FOREIGN SECURITIES RISK, EMERGING MARKETS RISK, SMALL-AND MID-CAP RISK, NONDIVERSIFIED FUND RISK and PORTFOLIO TURNOVER RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page __.

The Fund cannot guarantee that it will achieve its investment objective.  If the value of the Fund’s investments goes down, you may lose money.

Key Terms:
Equity securities – represent an ownership interest in the issuer, and typically include common stock and preferred stock, foreign investment funds or trusts and depositary receipts.

Emerging market countries – countries are developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Large-cap companies – companies with market capitalizations similar to those of companies included in the S&P 500 Index, ranging from $ million to $ billion as of [December 31, 2009].

Mid-cap companies – companies with market capitalizations similar to those of companies included in the Russell MidCap Index, ranging from $ million to $ billion as of
[December 31, 2009].

Small-cap companies – companies with market capitalizations similar to those of companies included in the Russell 2000 Index, ranging from $ million to $ billion as of [December 31, 2009].

HOW THE FUNDS INVEST: NVIT U.S. GROWTH LEADERS FUND

Objective

The NVIT U.S. Growth Leaders Fund seeks long-term growth. This objective can be changed without shareholder approval upon 60-days' written notice to shareholders.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. Growth Leaders. The Fund typically focuses its investments in a core group of 25 to 35 common stocks of companies of any size, including small-and mid-cap companies, whose earnings are expected to grow faster than those of other companies in the market. The Fund may hold a limited number of additional common stocks at times when the subadviser is accumulating new positions, selling existing positions, or responding to exceptional market conditions. The Fund may engage in active and frequent trading of portfolio securities.

A “U.S. Growth Leader” is a U.S. company that the subadviser believes has a strong and improving franchise capable of taking advantage of growth opportunities. Because these companies appear to have high growth potential and reputations for quality management and superior products and services, the subadviser believes they will become dominant in their industries. A U.S. company is defined as a company that has been organized under the laws of the United States, has a principal place of business in the United States, or trades its stock primarily in the United States.

Fund is nondiversified, which means that it may invest a significant portion of its assets in the securities of a single or small number of companies. The Fund will invest 25% or more of its net assets in a group of companies in software and related technology industries.

The subadviser considers selling a company's security if:

•	it appears unlikely that earnings expectations will be met;
•	the price of the security is or becomes overvalued;
•	the outlook of the company's earnings growth becomes less attractive and/or
•	more favorable opportunities are identified.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities.  For instance, the value of the Fund’s investments— and therefore, the value of Fund shares—may fluctuate.  Further, the Fund’s portfolio managers may select securities that underperform the bond markets, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies.

In addition, the Fund is subject to STOCK MARKET RISK, GROWTH STYLE RISK, SMALL-AND MID-CAP RISK, NONDIVERSIFIED FUND RISK, CONCENTRATION/SECTOR RISK and PORTFOLIO TURNOVER RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page __.

The Fund cannot guarantee that it will achieve its investment objective.  If the value of the Fund’s investments goes down, you may lose money.

Key Terms:

Equity securities – represent an ownership interest in the issuer, and typically include common stock and preferred stock.

Mid-cap companies – companies with market capitalizations similar to those of companies included in the Russell MidCap Index, ranging from $ million to $ billion as of
[December 31, 2009].

Small-cap companies – companies with market capitalizations similar to those of companies included in the Russell 2000 Index, ranging from $ million to $ billion as of [December 31, 2009].

Risks of Investing in the Funds

As with all mutual funds, investing in Nationwide Funds involves certain risks.  There is no guarantee that a Fund will meet its investment objective or that a Fund will perform as it has in the past.  You may lose money if you invest in one or more Nationwide Funds.

The following information relates to the principal risks of investing in the Funds, as identified in the “How the Funds Invest” section for each Fund.  A Fund may invest in or use other types of investments or strategies not shown below that do not represent principal strategies or raise principal risks.  More information about these non-principal investments, strategies and risks is available in the Funds’ Statement of Additional Information.

Concentration/Sector risk - investing 25% or more of the Fund's total assets in a select group of companies in certain industries or market sectors could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.  The Fund therefore is subject to risks faced by companies in the particular industries or market sectors in which it invests.

Convertible securities risk – the NVIT Nationwide Leaders Fund may invest in convertible securities which generally are debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives risk – a derivative is a contract or investment the value of which is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•
when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Emerging markets risk -- the risks of foreign investments are usually much greater for emerging markets.  Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Foreign custody – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

Foreign government debt securities – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

Depositary receipts – investments in foreign securities may be in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.  Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Growth style risk – growth investing involves buying stocks that have relatively high prices in relation to their earnings.  Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements.  During periods of growth stock underperformance, a Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Liquidity risk – the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Liquidity risk also includes the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Nondiversified fund risk – because a nondiversified Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact a Fund’s performance and may increase share price volatility.

Small-and mid-cap risks – in general, stocks of small- and mid-cap companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of larger companies or the market overall. Small-and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failures, the Fund’s investment in a small-or mid-cap company may lose substantial value. Investing in small-and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

Stock market risk – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small-or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Value style risk – over time, a value investing style may go in and out of favor, causing a Fund to sometimes underperform other equity funds that use different investing styles.  Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stock.  In addition, a Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

*     *     *     *     *     *

Temporary investments – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal  investment strategy, as it prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

Selective Disclosure of Portfolio Holdings

Each Fund posts onto the internet site for the Trust (www.nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information (“SAI”).

FUND MANAGEMENT

Investment Adviser

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, manages the investment of the Funds’ assets and supervises the daily business affairs of each Fund.  Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers.  NFA was organized in 1999 as an investment adviser for mutual funds.  NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.

Subadviser

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies.  With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchases and sell orders for securities.   NFA pays each subadviser from the management fee it receives.

ABERDEEN ASSET MANAGEMENT INC. (“ABERDEEN”) is the subadviser for the NVIT Global Financial Services Fund, NVIT Health Sciences Fund, NVIT Nationwide Leaders Fund, NVIT Technology and Communications Fund and NVIT U.S. Growth Leaders Fund. Aberdeen is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103.  Aberdeen, formed in 1993, is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC.

GARTMORE GLOBAL PARTNERS (“GGP”) is the subadviser for the Gartmore NVIT Global Utilities Fund. GGP is located at 8 Fenchurch Place, London, England, United Kingdom. GGP is an indirect wholly owned subsidiary of Gartmore Group Limited, which was admitted to trading on the London Stock Exchange on 16 December 2009 (“Admission”). At Admission, the majority of Gartmore Group Limited’s ordinary shares were in public hands. However, a significant proportion of the ordinary shares remain beneficially owned by private equity funds sponsored by Hellman & Friedman LLC (a private equity firm based in the United States) and the directors, senior management and employees of GGP.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Funds will be available in the Funds’ semiannual report to shareholders, which will cover the period January 1, 2010 to June 30, 2010.

MANAGEMENT FEES

Each Fund pays NFA a management fee based on the Fund’s average daily net assets.  The total management fee paid by each Fund for the fiscal year ended December 31, 2009, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers or reimbursements, was as follows:

Fund	Actual Management Fee Paid
Gartmore NVIT Global Utilities Fund	%
NVIT Global Financial Services Fund	%
NVIT Health Sciences Fund	%
NVIT Nationwide Leaders Fund	%
NVIT Technology and Communications Fund	%
NVIT U.S. Growth Leaders Fund	%

Portfolio Management

Gartmore NVIT Global Utilities Fund

Ben Walker, CFA, senior portfolio manager, Global Equities, is responsible for the day-to-day management of the Fund and the selection of the Fund's investments. He has managed the Fund since July 1, 2003. Mr. Walker joined GGP in 1997. He has obtained the Investment Management Certificate and is a CFA Charterholder. Mr. Walker graduated from St. Edmund Hall, Oxford University, with an Honours degree in Politics, Philosophy and Economics in 1993.

NVIT Global Financial Services Fund

Douglas Burtnick, CFA, portfolio manager and Stuart Quint, CFA, equity research analyst, are responsible for the day-to-day management of the Fund and the selection of the Fund's investments, and have managed the Fund since November 3, 2003. Mr. Burtnick joined Aberdeen in October 2007. Prior to that, he was a portfolio manager employed by NFA since May 2002.  Mr. Quint provides fundamental research coverage for the financial sector, including banks, savings and loans, brokers, insurance companies and other specialized financial companies. Mr. Quint joined Aberdeen in October 2007 after having been employed by NFA since 2003. Mr. Quint holds a BS degree in Economics from the Wharton School at the University of Pennsylvania (cum laude) along with a BA in Russian Civilization, and is also a CFA.

NVIT Health Sciences Fund

Douglas Burtnick, CFA, of Aberdeen's U.S. Equity team is responsible for the daytoday management of the Fund, including the selection of the Fund's investments.
Mr. Burtnick joined Aberdeen as an Investment Manager in October 2007. He has managed the Fund since November 2006. Prior to that, he was a portfolio manager employed by NFA since May 2002. Mr. Burtnick earned his bachelor's degree from Cornell University.

NVIT Nationwide Leaders Fund

Shahreza Yusof, Paul Atkinson and Francis Radano, III, CFA, are jointly responsible for the day-to-day management of the Fund, including selection of the Fund's investments.

Mr. Yusof is Head of U.S. Equities for Aberdeen. Mr. Yusof was recruited in 1994 by an affiliate of Aberdeen in Singapore. Over the years, he has worked on the Aberdeen Asia Equities Team and became investment director for the Japan region. Later, Mr. Yusof moved to Aberdeen's Emerging Markets division in London. Mr. Yusof has been with the Aberdeen operation in the United States since 2006.

Mr. Atkinson is the Senior Investment Manager of the North American Equity team for Aberdeen. Mr. Atkinson joined Aberdeen as the head of the equity derivatives team in August 1998 and became a senior investment manager on the U.S. equity team in May 2005. Mr. Atkinson graduated with a BSc (Hons) in economics and finance from Cardiff Business School, U.K. and was awarded an MSc in finance from the University of London, Birkbeck College in 1996.

Mr. Radano joined Aberdeen as an Investment Manager in October 2007. Prior to that, he was a senior equity analyst employed by NFA since November 1999. Mr. Radano earned a bachelor's degree in economics from Dickinson College and an MBA in finance from Villanova University.

NVIT Technology and Communications Fund

Robert W. Mattson and Ralph Bassett are jointly responsible for the day-to-day management of the Fund, including selection of the Fund's investments. Mr. Mattson joined Aberdeen in October 2007. Prior to that, he was an equity analyst employed by NFA since October 2003. Mr. Mattson holds a bachelor's degree in economic history from The University of Maryland and an MBA and a master's degree in finance from The Robert H. Smith School of Business at The University of Maryland. Mr. Bassett joined Aberdeen in March 2006 from Navigant Consulting, where he worked as a consultant from 2005 to 2006. Mr. Bassett graduated magna cum laude in May 2005 from Villanova University with a bachelor's degree in finance.

NVIT U.S. Growth Leaders Fund

Christopher Baggini, senior portfolio manager, and Douglas Burtnick, portfolio manager, are jointly responsible for the day-today management of the Fund, including the selection of the Fund's investments. Mr. Baggini joined Aberdeen in October 2007. Prior to that, Mr. Baggini was a portfolio manager employed by NFA since March 2000. Mr. Burtnick joined Aberdeen in October 2007. Prior to that, Mr. Burtnick was a portfolio manager employed by NFA since May 2002.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

INVESTING WITH NATIONWIDE FUNDS

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VIII and Class Y shares. Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”).

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) (“Exchange”) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King Jr. Day
•	Presidents’ Day

•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed

FAIR VALUATION

The Board of Trustees has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used its Valuation Procedures.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

Each Fund seeks to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

        •      disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based  on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the

Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VIII shares. The Distribution Plan may be terminated at any time as to any share class of a Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of that share class.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

For the year ended December 31, 2009, administrative services fees for the Funds were as follows:

Gartmore NVIT Global Utilities Fund Class I, Class II and Class III shares was __%, __% and __%, respectively.

NVIT Global Financial Services Fund Class I, Class II and Class III shares was __%, __% and __%, respectively.

NVIT Health Sciences Fund Class I, Class II, Class III and Class VI shares was __%, __%, __% and __%, respectively.

NVIT Nationwide Leaders Fund Class I, Class II and Class III shares was __%, __% and __%, respectively.

NVIT Technology and Communications Fund Class I, Class II, Class III and Class VI shares was __%, __%, __% and __%, respectively.

NVIT U.S. Growth Leaders Fund Class I, Class II and Class III shares was __%, __% and __%, respectively.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often make payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided.  In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

ADDITIONAL INFORMATION ABOUT FEES AND EXPENSES

The fees and expenses in the Fees and Expenses table of each Fund Summary are based on average annual net assets as of the fiscal year ended December 31, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since December 31, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause a Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. Annualized expense ratios for the fiscal year ended December 31, 2009 and the six months period ending June 30, 2010 will be available in each Fund’s annual report and semi-annual report, respectively, which will be available on www.nationwide.com/mutualfunds.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1⁄2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

MULTI-MANAGER STRUCTURE

NFA and the Trust have received an exemptive order from the SEC for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

FINANCIAL HIGHLIGHTS: GARTMORE NVIT GLOBAL UTILITIES FUND

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a classhas not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tablesrepresent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTALRETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THANTHOSE SHOWN. Information has been audited by [auditor has not changed], whose report, along with the Fund’s financial statements, is included in the Trust’s annualreports, which are available upon request.

Selected Data for Each Share of Capital Outstanding

FINANCIAL HIGHLIGHTS: NVIT GLOBAL FINANCIAL SERVICES FUND

Selected Data for Each Share of Capital Outstanding

FINANCIAL HIGHLIGHTS: NVIT HEALTH SCIENCES FUND

Selected Data for Each Share of Capital Outstanding

FINANCIAL HIGHLIGHTS: NVIT NATIONWIDE LEADERS FUND

Selected Data for Each Share of Capital Outstanding

FINANCIAL HIGHLIGHTS: NVIT TECHNOLOGY AND COMMUNICATIONS FUND

Selected Data for Each Share of Capital Outstanding

FINANCIAL HIGHLIGHTS: NVIT U.S. GROWTH LEADERS FUND

Selected Data for Each Share of Capital Outstanding

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov
•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)
•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents).
•
Nationwide Funds Group
1000 Continental Drive, Suite 400
King of Prussia, PA 19406

The Trust’s Investment Company Act File No.: 811-3213

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

NPR-SEC(5/10)

STATEMENT OF ADDITIONAL INFORMATION

__________, 2010

NATIONWIDE VARIABLE INSURANCE TRUST

Gartmore NVIT Global Utilites Fund Class I, Class II, Class III
NVIT Global Financial Services Fund Class I, Class II, Class III
NVIT Health Sciences Fund Class I, Class II, Class III, Class VI
NVIT Nationwide Leaders Fund Class I, Class II, Class III
NVIT Technology and Communications Fund Class I, Class II, Class III, Class VI
NVIT U.S. Growth Leaders Fund Class I, Class II, Class III

Nationwide Variable Insurance Trust (the “Trust”), a Delaware statutory trust, is a registered open-end, management investment company currently consisting of 61 series as of the date above.  This Statement of Additional Information (“SAI”) relates only to the series of the Trust which are listed above (each, a “Fund” and collectively, the “Funds”).

This SAI is not a prospectus but is incorporated by reference into the following Prospectuses. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the following Prospectuses:

•
Gartmore NVIT Global Utilities Fund, NVIT Global Financial Services Fund, NVIT Health Sciences Fund, NVIT Nationwide Leaders Fund, NVIT Technology and Communications Fund and NVIT U.S. Growth Leaders Fund dated _______, 2010

Terms not defined in this SAI have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by calling toll free 1-800-848-6331.

THE TRUST’S INVESTMENT COMPANY ACT FILE NO.: 811-03213

TABLE OF CONTENTS	PAGE
General Information and History .
Additional Information on Portfolio Instruments, Strategies and Investment Policies
Portfolio Turnover
Investment Restrictions
Disclosure of Portfolio Holdings
Trustees and Officers of the Trust
Investment Advisory and Other Services
Brokerage Allocation
Purchases, Redemptions and Pricing of Shares
Additional Information
Tax Status
Other Tax Consequences
Tax Consequences to Shareholders
Major Shareholders
Financial Statements
Appendix A - Debt Ratings	A-1
Appendix B - Proxy Voting Guidelines Summaries	B-1
Appendix C – Portfolio Managers	C-1
Appendix D - 5% Shareholders	D-1

GENERAL INFORMATION AND HISTORY

Nationwide Variable Insurance Trust is an open-end management investment company organized under the laws of Delaware by an Amended and Restated Agreement and Declaration of Trust, dated October 28, 2004, as amended and restated on June 17, 2009. The Trust currently offers shares in 61 separate series, each with its own investment objective.

The following Funds are not diversified funds as defined in the Investment Company Act of 1940, as amended (the “1940 Act”):

Gartmore NVIT Global Utilities Fund
NVIT Global Financial Services Fund
NVIT Health Sciences Fund
NVIT Nationwide Leaders Fund
NVIT Technology and Communications Fund
NVIT U.S. Growth Leaders Fund

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS, STRATEGIES AND INVESTMENT POLICIES

The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks.  The Prospectuses discuss each Fund’s principal investment strategies, investment techniques and risks.  Therefore, you should carefully review a Fund’s Prospectus.  This SAI contains information about non-principal investment strategies the Funds may use, as well as further information about certain principal strategies that are discussed in the Prospectuses.

Borrowing

Each Fund may borrow money from banks, limited by each Fund’s fundamental investment restriction (generally, 33-1/3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes.  A Fund may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing unless the Fund covers its exposure by segregating or earmarking liquid assets.

Leverage.  The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks.  For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on an Index Fund’s portfolio.  Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowings are outstanding.  Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings.  To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund’s return will be greater than if leverage had not been used.  Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced.  In the latter case, a Fund’s subadviser in its best judgment nevertheless may determine to maintain a Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters.  It is not anticipated that observance of such covenants would impede the Fund’s subadviser from managing a Fund’s portfolio in accordance with the Fund’s investment objectives and policies.  However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

1

Debt Obligations

Debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations when due (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).  In addition, a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt.  Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

Duration.  Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of “term to maturity” or “average dollar weighted maturity” as measures of “volatility” or “risk” associated with changes in interest rates. Duration incorporates a security’s yield, coupon interest payments, final maturity and call features into one measure.

Most debt obligations provide interest (“coupon”) payments in addition to final (“par”) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

Traditionally, a debt security’s “term-to-maturity” has been used as a measure of the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term-to-maturity” measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity “weighted” according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, a Fund’s subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

2

The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Ratings Services (“Standard & Poor’s”) or Moody’s Investors Service (“Moody’s”). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of its subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered is the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer’s capital structure, existing debt and earnings history. Appendix A to this SAI contains further information about the rating categories of NRSROs and their significance.

Subsequent to its purchase by a Fund, an issuer of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issuer to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund’s subadviser will consider such events in its determination of whether the Fund should continue to hold the securities.

In addition, to the extent that the ratings change as a result of changes in an NRSRO or its rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

Derivative Instruments

Each Fund may use instruments referred to as derivative securities. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Each Fund may use derivatives for hedging purposes. Certain Funds, as noted in their respective Prospectuses, may also use derivatives for speculative purposes to seek to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When a Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. No Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

3

The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission (“CFTC”). Each Fund has claimed an exclusion from the definition or the term “commodity pool operator” under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

(1) Successful use of most of these instruments depends upon a Fund’s subadviser’s ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

(2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund’s assets being hedged in terms of securities composition.

(3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund’s subadviser projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declines by more than the increase in the price of the security, a Fund could suffer a loss.

(4) As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market

4

or, in the absence of such a market, the ability and willingness of the other party to the transaction (“counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

For a discussion of the federal income tax treatment of a Fund’s derivative instruments, see “Additional General Tax Information for All Funds.”

Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under “Restricted, Non-Publicly Traded and Illiquid Securities” above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

5

If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

Transactions using OTC options (other than purchased options) expose a Fund to counterparty risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

An interest rate option is an agreement with a counterparty giving the buyer the right but not the obligation to buy or sell one of an interest rate hedging vehicle (such as a treasury future or interest rate swap) at a future date at a predetermined price. The option buyer would pay a premium at the inception of the agreement. An interest rate option can be used to actively manage a Fund’s interest rate risk with respect to either an individual bond or an overlay of the entire portfolio.

Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund’s hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund’s subadviser believes it is more advantageous to a Fund than purchasing the futures contract.

6

To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for “bona fide hedging” purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

A Fund will not enter into futures contracts and related options for other than “bona fide hedging” purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund’s assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund’s exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit with the futures broker or in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash, U.S. government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to

7

sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

Indexed and Inverse Securities. A Fund may invest in securities the potential return of which is based on an index or interest rate. As an illustration, a Fund may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate. A Fund may also invest in a debt security that returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, certain Funds may invest in securities the potential return of which is based inversely on the change in an index or interest rate (that is, a security the value of which will move in the opposite direction of changes to an index or interest rate). For example, a Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant interest rate, index or indices. Indexed and inverse securities involve credit risk, and certain indexed and inverse securities may involve leverage risk, liquidity risk and currency risk. When used for hedging purposes, indexed and inverse securities involve correlation risk. (Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.)

Foreign Currency-Related Derivative Strategies - Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund’s securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such

8

currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund’s subadviser believes a liquid secondary market will exist for a particular option at any specific time.

Forward Currency Contracts.  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

9

Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund’s investments denominated in that currency over time.

A decline in the dollar value of a foreign currency in which a Fund’s securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

Foreign Commercial Paper.     A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper either for hedging purposes or in order to seek investment gain. The Funds believe that such investments do not involve the creation of a senior security, but nevertheless will earmark or establish a segregated account with respect to its investments in this type of commercial paper and maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

10

Foreign Securities

Each Fund may invest in securities of issuers located outside the United States.  Funds that invest in foreign securities offer the potential for more diversification than a Fund that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations. Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.  Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position.  Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

Currency Risk and Exchange Risk. Unless a Fund’s Prospectus states a policy to invest only in securities denominated in U.S. dollars, a Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar. In such case, changes in foreign currency exchange rates will affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. In addition, the U.S. government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities.

Certain Risks of Holding Fund Assets Outside the United States. A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the

11

United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.  Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Investment in Emerging Markets. The Funds may invest in the securities of issuers domiciled in various countries with emerging capital markets. Emerging market countries are developing and low or middle income countries as identified by the International Finance Corporation or the World Bank.  Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Emerging capital markets are developing in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for a Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.

12

    Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. In accordance with the 1940 Act, a Fund may invest up to 10% of its total assets in securities of other investment companies, not more than 5% of which may be invested in any one such company. In addition, under the 1940 Act, a Fund may not own more than 3% of the total outstanding voting stock of any investment company. These restrictions on investments in securities of investment companies may limit opportunities for a Fund to invest indirectly in certain developing countries. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.

Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders.

13

With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Initial Public Offerings

Each of the Funds may participate in initial public offerings (“IPOs”).  Securities issued in initial public offerings have no trading history, and information about the companies may be available for very limited periods. The volume of initial public offerings and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall.  If initial public offerings are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.  In addition, the prices of securities involved in initial public offerings are often subject to greater and more unpredictable price changes than more established stocks.

Lending Portfolio Securities

Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark-to-market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the collateral. For the purposes of this policy, a Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a “placing broker,” a part of the interest earned from the investment of collateral received for securities loaned.

The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive from the borrower collateral equal to at least 100% of the value of the portfolio securities loaned; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund’s board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan.

Investment of Securities Lending Collateral.   The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or floating rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company; loan participations; master notes; medium term notes; repurchase agreements; and U.S. government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described elsewhere in the SAI.  Collateral may also be invested in a money market mutual fund or short-term collective investment trust.

14

Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company are agreements where an insurance company either provides for the investment of the Fund’s assets or provides for a minimum guaranteed rate of return to the investor.

Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed rate or floating rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then an unconditional guarantee is provided by the issuer’s parent.

Medium term notes are unsecured, continuously offered corporate debt obligations.  Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium term note will not generally exceed two years.

Loan Participations and Assignments

Each Fund may invest in Loan Participations and Assignments.  Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Loan Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Loan Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Loan Participation. In the event of the insolvency of the lender selling a Loan Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Preferred Stocks and Convertible Securities

Each of the Funds may invest in preferred stocks and other forms of convertible securities.

15

Preferred stocks, like many debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.

16

Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks (“PERCS”), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company’s common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer’s common stock if the issuer’s common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer’s common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will convert into either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer’s corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.

An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund’s ability to dispose of particular securities, when necessary, to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund’s portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

17

Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity.  This yield is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon convertible securities are convertible into a specific number of shares of the issuer’s common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities and ordinary interest-paying debt securities with similar maturities.   The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.  Zero coupon securities may be issued by a wide variety of corporate and governmental issuers.  Although zero coupon securities are not generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for purposes of a Fund's limitation on investments in illiquid securities.

Current federal income tax law requires the holder of zero coupon securities acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments.  Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Publicly Traded Limited Partnerships and Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.  Each of the Funds may invest in interests in limited liability companies, as well as publicly traded limited partnerships (limited partnership interests or units), which represent equity interests in the assets and earnings of the partnership’s trade or business.  Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests.  In addition, limited partnership interests are subject to risks not present in common stock.  For example, interest income generated from limited partnerships deemed not to be ‘publicly traded’ will not be considered ‘qualifying income’ under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”) and may trigger adverse tax consequences.  Also, since publicly traded limited partnerships and limited liability companies are a less common form of organizational structure than corporations, their units may be less liquid than publicly traded common stock.  Also, because of the difference in organizational structure, the fair value of limited liability company or limited partnership units in a Fund’s portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the company or partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

Real Estate Investment Trusts

Although no Fund will invest in real estate directly, the Funds may invest in securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

18

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code.

Repurchase Agreements

Each Fund may enter into repurchase agreements.  In connection with the purchase by a Fund of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers, the Fund’s custodian, or a subcustodian, will have custody of, and will earmark or segregate securities acquired by the Fund under such repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the U.S. Securities and Exchange Commission (“SEC”) to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited if the value of the securities purchased should decrease below resale price.  Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund’s subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

Restricted, Non-Publicly Traded and Illiquid Securities

A Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. The Funds typically do not hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

19

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

Any such restricted securities will be considered to be illiquid for purposes of a Fund’s limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust (“Board of Trustees”), the Fund’s subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, a Fund’s level of illiquidity may increase.

A Fund may sell over-the-counter (“OTC”) options and, in connection therewith, earmark or segregate assets to cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund’s subadviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as an accredited investor.

Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund’s subadviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

Reverse Repurchase Agreements and Mortgage Dollar Rolls

Each Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing under the 1940 Act (see “Borrowing”). When required by guidelines of the SEC, a Fund will segregate or earmark permissible liquid assets to secure its obligations to repurchase the security.

20

At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain segregated or earmarked liquid assets with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated or earmarked liquid assets will be marked-to-market daily and additional assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination.

Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund’s subadviser believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.

Securities of Investment Companies

As permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund’s total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company.  Notwithstanding these restrictions, each Fund may invest any amount, pursuant to Rule 12d1-1 of the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7 of the 1940 Act.  A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

SPDRs and other Exchange Traded Funds. A Fund may invest in Standard & Poor’s Depositary Receipts (“SPDRs”) and in shares of other exchange traded funds (collectively, “ETFs”). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor’s Index such as the S&P 500®.  SPDRs are traded on the American Stock Exchange, but may not be redeemed.  The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs’ performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers.  SPDRs distribute dividends on a quarterly basis, although distributions by other ETFs may vary.

ETF’s, including SPDRs, typically are not actively managed. Rather, an ETF’s usual objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, a Fund can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF’s price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

21

Small Company and Emerging Growth Stocks

The Funds may invest in small company and emerging growth stocks.  Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss.  Also, because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

Special Situation Companies

Each of the Funds may invest in “special situation companies,” which include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The subadviser of such a Fund believes, however, that if it analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, a Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time a Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

Temporary Investments

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies.  However, pending investment of cash balances or for other cash management purposes, or if a Fund’s subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the 1940 Act, shares of other investment companies that invest in securities in which the Fund may invest.  Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

U.S. Treasury Securities

Each of the Funds may invest in securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government.  U.S. Treasury securities are backed by the “full faith and credit” of the United States.  The maturities of such securities usually range from three months to 30 years. While such securities may be guaranteed as to principal and interest by the U.S. government or its instrumentalities, their market values may fluctuate and are not guaranteed, which may, along with the other securities in the Fund’s portfolio, cause a Fund’s daily net asset value to fluctuate.

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPS are sold at a deep discount from their face value. Because the principal portion of the STRIPS does not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPS’ purchase price and its face value.

22

TIPS Bonds.  Treasury Inflation-Protected Securitites (“TIPS”) are fixed-income  securities  issued by the U.S. Treasury whose  principal  value  is  periodically  adjusted  according  to the  rate  of inflation.  The U.S. Treasury uses a structure that accrues inflation into the principal value of the bond.  Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future.  TIPS bonds typically pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted amount.   For  example,   if  a  Fund   purchased  an inflation-indexed  bond with a par value of $1,000  and a 3% real rate of return coupon  (payable 1.5%  semi-annually),  and inflation  over the first six months was 1%,  the  mid-year  par  value of the bond  would be  $1,010  and the first semi-annual  interest  payment would be $15.15 ($1,010 times 1.5%). If inflation during  the  second  half of the year  resulted  in the whole  year’s  inflation equaling  3%,  the  end-of-year par value of the bond  would be $1,030  and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic  adjustment rate measuring  inflation  falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest  payable  on these securities  (calculated  with  respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While  these  securities  are  expected  to  be  protected  from  long-term inflationary trends,  short-term increases in inflation may lead to a decline in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Warrants

Each of the Funds may invest in warrants.  Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

23

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of a Fund.  The table below explains any significant variation in the Funds’ portfolio turnover rate for the fiscal years ended December 31, 2009 and 2008 or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year:

FUND	2009	2008

INVESTMENT RESTRICTIONS

The following are fundamental investment restrictions for each of the Funds which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (i) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) a majority of the outstanding securities, whichever is less.

Each of the Funds:

•
May not lend any security or make any other loan except that each Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

•
May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

•
May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

•	May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or SAI of such Fund.

•
May not act as an underwriter of another issuer’s securities, except to the extent that each Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

24

Concentration Policies

The NVIT Nationwide Leaders Fund may not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry.  This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

Each of the following Funds invests 25% or more of its assets in the securities of companies in the same or related industries as described below:

THE NVIT U.S. GROWTH LEADERS FUND*:

•	Will invest 25% or more of its assets in a group of companies in software and related technology industries.

THE NVIT GLOBAL FINANCIAL SERVICES FUND*:

•
Will invest 25% or more of its assets in at least one of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies, and insurance companies, such as property and casualty and life insurance holding companies.

THE GARTMORE NVIT GLOBAL UTILITIES FUND*:

•
Will invest 25% or more of its assets in at least one of the following industry groups: energy sources; maintenance services; companies that provide infrastructure for utilities; cable television; radio; telecommunications services; transportation services; and water and sanitary services.

THE NVIT HEALTH SCIENCES FUND*:

•	Will invest 25% or more of its assets in at least one of the following industry groups: health care; pharmaceuticals; biotechnology; medical supplies; medical services and medical devices.

THE NVIT TECHNOLOGY AND COMMUNICATIONS FUND*:

•
Shall invest more than 25% of its total assets in the securities of issuers in technology and/or communications industries. These industries include: hardware and equipment; information technology; software; consulting and services; consumer electronics; defense technology; broadcasting; and communication equipment.

__________
* For purposes of calculation of this restriction, the Fund considers whether it has invested 25% or more of its total assets in the companies of the required industries.

The following are the non-fundamental operating policies of each of the Funds, which may be changed by the Board of Trustees of the Trust without shareholder approval:

Each Fund may not:

•
Sell securities short (except for the NVIT U.S. Growth Leaders Fund and the NVIT Nationwide Leaders Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The NVIT U.S. Growth Leaders Fund and the NVIT Nationwide Leaders Fund may only sell securities short in accordance with the description contained in their respective Prospectuses or in this SAI.

25

•
Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, and transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

•
Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund’s investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund’s investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such an event, however, such a Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

•
Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Fund’s total assets at the time of the borrowing or investment.

•	Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

   Certain Funds have adopted a non-fundamental policy, as required by Rule 35d-1 under the 1940 Act, to invest, under normal circumstances, at least 80% the Fund’s net assets in the type of investment suggested by the Fund’s name (“80 Percent Policy”). The scope of the 80 Percent Policy includes Fund names suggesting that a Fund focuses its investments in: (i) a particular type of investment or investments; (ii) a particular industry or group of industries; or (iii) certain countries or geographic regions. The 80 Percent Policy also applies to a Fund name suggesting that the Fund’s distributions are exempt from federal income tax or from both federal and state income tax. Each Fund that has adopted the 80 Percent Policy also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy.

Internal Revenue Code Restrictions

In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund’s holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund’s total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. Government or other U.S. regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

Also, there are four requirements imposed on the Funds under Subchapter L of the Internal Revenue Code because they are used as investment options funding variable insurance products.

1)	A Fund may invest no more that 55% of its total assets in one issuer (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);
2)	A Fund may invest no more that 70% of its total assets in two issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);
3)	A Fund may invest no more that 80% of its total assets in three issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);
4)	A Fund may invest no more that 90% of its total assets in four issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

Each U.S. government agency or instrumentality shall be treated as a separate issuer.

26

Insurance Law Restrictions

In connection with the Trust’s agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, the Trust’s investment adviser, Nationwide Fund Advisors (“NFA” or the “Adviser”) and the insurance companies may enter into agreements, required by certain state insurance departments, under which the NFA may agree to use their best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust’s operations.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds’ investment adviser, principal underwriter or affiliated persons of the Funds’ investment adviser or principal underwriter.  The Trust’s overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders.  Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings until such time as the information is made available to all shareholders or the general public.

The policies and procedures are applicable to NFA and any subadviser to the Funds.  Pursuant to the policy, the Funds, NFA, any subadviser, and any service provider acting on their behalf are obligated to:

•	Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;
•	Ensure that portfolio holdings information is not provided to a favored group of clients or potential clients; and
•	Adopt such safeguards and controls around the release of client information so that no client or group of clients is unfairly disadvantaged as a result of such release.

Portfolio holdings information that is not publicly available will be released selectively only pursuant to the exceptions described below.  In most cases, where an exception applies, the release of portfolio holdings is strictly prohibited until the information is at least 15 calendar days old.  Nevertheless, NFA’s Executive Committee or its duly authorized delegate may authorize, where circumstances dictate, the release of more current portfolio holdings information.

Each Fund posts onto the Trust’s internet site (www.nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC.  The Funds disclose their complete portfolio holdings information to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Funds’ fiscal year and on Form N-CSR on the second and fourth quarter ends of the Funds’ fiscal year.  Form N-Q is not required to be mailed to shareholders, but is made public through the SEC electronic filings and on the Trust’s internet site (www.nationwide.com/mutualfunds).  Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semiannual reports.

Exceptions to the portfolio holdings release policy described above can only be authorized by NFA’s Executive Committee or its duly authorized delegate and will be made only when:

27

•	A Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public;
•
The recipient of the information provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the information will be prohibited from trading based on the information; and

•	The release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Funds’ fiduciary duties.

Under this policy, the receipt of compensation by a Fund, NFA, a subadviser, or an affiliate as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.

The Funds have ongoing arrangements to distribute information about the Funds’ portfolio holdings to the Funds’ third party service providers described herein (e.g., investment adviser, subadvisers, registered independent public accounting firm, administrator, transfer agent, sub-administrator, sub-transfer agent, custodian and legal counsel) as well as Lipper Inc., Morningstar, Inc., RiskMetrics Group, Inc., FactSet Research Systems, Inc., the Investment Company Institute, and on occasion, to State Street Bank and Trust Company where it provides portfolio transition management assistance (e.g., upon change of subadviser, etc.).  These organizations are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.  No compensation or other consideration is received by the Funds, NFA or any other party in connection with each such ongoing arrangement.

NFA conducts periodic reviews of compliance with the policy and the Funds’ Chief Compliance Officer provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review.  NFA’s compliance staff will also annually submit to the Board a list of exceptions granted to the policy, including an explanation of the legitimate business purpose of the Fund that was served as a result of the exception.

TRUSTEES AND OFFICERS OF THE TRUST

Management Information

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below.  The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive,  Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served1	Principal Occupation(s) During Past 5 Years 2	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[During the Past 5 Years] [To Be Inserted]3
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	92
Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Dr. DeVore is an interim President of Greensboro College. He served as President of Otterbein College from July 1984 until July 2009.	92	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996-2001.	92	None
Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	92	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association -- College Retirement Equities Fund).	92	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000.	92	None

1	Length of time served includes time served with predecessor of the Trust.
2	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
3
Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28

Officers of the Trust
Name and Year of Birth	Position(s) Held with Fund and Length of Time Served1	Principal Occupation(s) During Past 5 Years 2	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee4
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA3, Nationwide Fund Management LLC3 and Nationwide Fund Distributors LLC3, and is a Senior Vice President of NFS3.  From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.  He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group.  From February 2008-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust3.  From December 2006 until January 2008 he was Executive Vice President of NWD Investments.  He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Office and Vice President of Investment Accounting and Operations for Nationwide Funds Group3.  From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments3.
			N/A	N/A
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.  From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments3.	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)3.  From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.  From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A
Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009.  Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

1      Length of time served includes time served with the Trust’s predecessors.
2      Unless otherwise noted, the information presented is the principal occupation of the Officerduring the past five years.
3      These positions are held with an affiliated person or principal underwriter of the Funds.
4
Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Responsibilities of the Board of Trustees

The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

Board Leadership Structure

[To Be Inserted]

Board Oversight of Trust Risk

[To Be Inserted]

Experience of Trustees

[To Be Inserted]

Board of Trustee Committees

The Board of Trustees has four standing committees: Audit, Valuation and Operations, Nominating and Fund Governance and Investment Committees.

29

The purposes of the Audit Committee are to: (a) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers; (b) oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; (c) ascertain the independence of the Trust’s independent auditors; (d) act as a liaison between the Trust’s independent auditors and the Board; (e) approve the engagement of the Trust’s independent auditors to (i) render audit and non-audit services for the Trust and (ii) render non-audit services for the Trust’s investment adviser (other than a subadviser whose role is primarily portfolio management and is overseen by another investment adviser) and certain other entities under common control with the Trust’s investment adviser if the engagement relates to the Trust’s operations and financial reporting; (f) meet and consider the reports of the Trust’s independent auditors; and (g) review and make recommendations to the Board regarding the Code of Ethics of the Trust and that of all Trust adviser, subadvisers, and principal underwriters and annually review changes to, violations of, and certifications with respect to such of Code of Ethics; and (h) oversee the Trust’s written policies and procedures adopted under Rule 38a-1 of the 1940 Act and oversee the appointment and performance of the Trust’s designated Chief Compliance Officer.  The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit.  The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust’s shareholders.  Each of the members have a working knowledge of basic finance and accounting matters and are not interested persons of the Trust, as defined in the 1940 Act.  This Committee met ___ times during the past fiscal year and currently consists of the following Trustees: Mr. Allen (Chairman), Ms. Hennigar, Ms. Jacobs and Mr. Wetmore; each of whom is not an interested person of the Trust, as defined in the 1940 Act.

The purposes of the Valuation and Operations Committee are to (a) oversee the implementation and operation of the Trust’s Valuation Procedures, applicable to all of the Trust’s portfolio securities; (b) oversee the implementation and operation of the Trust’s Rule 2a-7 Procedures, applicable to the Trust’s money market fund series; (c) oversee the Trust’s portfolio brokerage practices; and (d) oversee distribution of the Trust’s shares of beneficial interest.  The Valuation and Operations Committee met ___ times during the past fiscal year and currently consists of the following Trustees: Mr. Allen, Mr. DeVore, Ms. Dryden and Mr. Kridler (Chairman); each of whom is not an interested person of the Trust, as defined in the 1940 Act.

The Nominating and Fund Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures; (4) oversee the implementation of the Board’s policies regarding evaluations of the Board and Trustee peer evaluations; (5) review and make recommendations to the Board regarding the Proxy Voting Guidelines, Policies and Procedures of the Trust’s adviser and subadvisers; (6) periodic review of Trustee compensation and recommend appropriate changes to the Independent Trustees;  (7) oversee implementation of the Trust’s Policy Regarding the Service by Trustees on the Boards of Directors of Public Companies and Unaffiliated Fund Companies; (8) review and make recommendations to the Board regarding the Board’s Statements of Policies Regarding Fund Governance and Board Oversight, Independence & Effectiveness; and (9) monitoring of the performance of legal counsel employed by the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust’s management.  The Nominating and Fund Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board.  This Committee met ___ times during the past fiscal year and currently consists of the following Trustees: Ms. Cholmondeley, Ms. Dryden (Chairperson), Ms. Hennigar and Mr. Wetmore, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

The Nominating and Fund Governance Committee has adopted procedures regarding its review of recommendations for trustee nominees, including those recommendations presented by shareholders.  When considering whether to add additional or substitute Trustees to the Board of Trustees of the Trust, the Trustees shall take into account any proposals for candidates that are properly submitted to the Trust’s Secretary.  Shareholders wishing to present one or more candidates for Trustee for consideration may do so by submitting a signed written request to the Trust’s Secretary at Attn: Secretary, Nationwide Variable Insurance Trust, 1000 Continental Drive,  Suite 400, King of Prussia, PA 19406., which includes the following information: (i) name and address of shareholder and, if applicable, name of broker or record holder; (ii) number of shares owned; (iii) name of Fund(s) in which shares are owned; (iv) whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connection with the election of Trustees; (v) the name and background information of the proposed candidates and (vi) a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.

30

    The functions of the Investment Committee are: (1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes; (2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; (3) in consultation with management of the Trust, to review such other matters that affect performance, including for example, fee structures, expense ratios, as the Committee deems to be necessary and appropriate and work with management to implement any recommended changes; (4) to review and monitor the performance of the Trust’s funds and the fund family, as a whole, in the manner and to the extent directed by the Board of Trustees, recognizing that the ultimate oversight of fund performance shall remain with the full Board of Trustees; and (5) to review and monitor material conflicts of interest that may arise from a portfolio manager’s management of multiple accounts.  This Committee met ___ times during the past fiscal year and currently consists of the following Trustees: Ms. Cholmondeley, Mr. DeVore, Ms. Jacobs (Chairperson) and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

Ownership of Shares of Nationwide Funds as of December 31, 2009

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES AND/OR SHARES IN THE FUNDS1	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES AND/OR SHARES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES

Charles E. Allen
Paula H.J. Cholmondeley
C. Brent DeVore
Phyllis Kay Dryden
Barbara L. Hennigar
Barbara I. Jacobs
Douglas F. Kridler
David C. Wetmore
1
Individual investors, like the Trustees, are not eligible to purchase shares of the Funds directly; accordingly, Trustees are limited in their ability to own/hold Fund shares. Fund shares are sold to separate accounts of insurance companies to fund benefits payable under variable insurance contracts, which may or may not be an appropriate investment for each individual Trustee.

Ownership in the Funds’ Investment Adviser 1, Subadvisers 2 or Distributor 3 as of December 31, 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

NAME OF TRUSTEE	NAME OF OWNERS AND RELATIONSHIPS TO TRUSTEE	NAME OF COMPANY	TITLE OF CLASS OF SECURITY	VALUE OF SECURITIES	PERCENT OF CLASS

Charles E. Allen	N/A	N/A	N/A	None	N/A
Paula H.J. Cholmondeley	N/A	N/A	N/A	None	N/A
C. Brent DeVore	N/A	N/A	N/A	None	N/A
Phyllis Kay Dryden	N/A	N/A	N/A	None	N/A
Barbara L. Hennigar	N/A	N/A	N/A	None	N/A
Barbara I. Jacobs	N/A	N/A	N/A	None	N/A
Douglas F. Kridler	N/A	N/A	N/A	None	N/A
David C. Wetmore	N/A	N/A	N/A	None	N/A

1	Nationwide Fund Advisors.
2	As of the date of this SAI, subadvisers to the series of the Trust include Aberdeen Asset Management Inc., and Gartmore Global Partners.
3           Nationwide Fund Distributors LLC or any company, other than an investment company, thatcontrols a Fund’s adviser or distributor.

31

Compensation of Trustees

The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. The Adviser, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburses the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who also are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ended December 31, 2009. In addition, the table sets forth the total compensation paid to the Trustees from all the Funds in the Fund Complex for the fiscal year ended December 31, 2009. Trust officers receive no compensation from the Trust in their capacity as officers.

The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

NAME OF TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST	PENSION RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FOR THE COMPLEX1

Charles E. Allen
Paula H.J. Cholmondeley
C. Brent DeVore
Phyllis Kay Dryden
Barbara L. Hennigar
Barbara I. Jacobs
Douglas F. Kridler
David Wetmore

1      On December 31, 2009, the Fund Complex included two trusts comprised of 92 investmentcompany funds or series.

Code of Ethics

Federal law requires the Trust, each of its investment adviser, subadvisers, and principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust).  Copies of these Codes of Ethics are on file with the SEC and are available to the public.

Proxy Voting Guidelines

Federal law requires the Trust and each of its investment adviser and subadviser to adopt procedures for voting proxies (the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.  The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.  The summary of such Proxy Voting Guidelines is attached as Appendix B to this SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

Trust Expenses

The Trust pays the compensation of the Trustees who are not employees of Nationwide Funds Group (“NFG”), or its affiliates, and all expenses (other than those assumed by the investment adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust’s Fund Administration and Transfer Agency Agreement which includes the expenses of calculating the Funds’ net asset values; fees and expenses of independent certified public accountants, and legal counsel of the Trust and to the independent Trustees; expenses of preparing, printing, and mailing shareholders’ reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; insurance premiums; administrative services fees under an Administrative Services Plan; fees and expenses of the custodian for all services to the Trust; expenses of shareholders’ meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.  The Adviser may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for certain Funds and/or classes, as described below.  These expense limitations apply to the classes described; if a particular class is not referenced, there is no expense limitation for that class.

Investment Adviser

NFA, located at 1000 Continental Drive, Suite 400, King of Prussia, PA 19406, is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.  All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.

32

Under the Investment Advisory Agreement with the Trust, NFA manages the Funds in accordance with the policies and procedures established by the Trustees.  NFA operates primarily as a “Manager of Managers” under which NFA, rather than managing most Funds directly, instead oversees one or more subadvisers.

NFA provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of one or more subadvisers who manage the investment portfolio of a particular Fund.  NFA is also authorized to select and place portfolio investments on behalf of such subadvised Funds; however NFA does not intend to do so as a routine matter at this time.

All of the Funds to which this SAI relates are subadvised.

NFA pays the compensation of the officers of the Trust employed by NFA and pays a pro rata portion of the compensation and expenses of any Trustees who also are employed by NFG and its affiliates.  NFA also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust.  In addition, NFA pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust’s series or for recordkeeping or other shareholder related services.

The Investment Advisory Agreement also specifically provides that NFA, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of one year and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act. It may be terminated at any time as to a Fund, without penalty, by vote of a majority of the outstanding voting securities of that Fund, by the Board of Trustees or NFA on not more than 60 days written notice. The Agreement further provides that NFA may render similar services to others.

For services provided under the Investment Advisory Agreement, NFA receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:

FUND	ASSETS	INVESTMENT ADVISORY FEE
Gartmore NVIT Global Utilities Fund	$0 up to $500 million	0.60%
	$500 million up to $2 billion	0.55%
	$2 billion and more	0.50%
NVIT Global Financial Services Fund	$0 up to $500 million	0.80%
	$500 million up to $2 billion	0.75%
	$2 billion and more	0.70%
NVIT Health Sciences Fund	$0 up to $500 million	0.80%
	$500 million up to $2 billion	0.75%
	$2 billion and more	0.70%
NVIT Nationwide Leaders Fund	$0 up to $500 million	0.70%
	$500 million up to $2 billion	0.60%
	$2 billion and more	0.55%
NVIT Technology and Communications Fund	$0 up to $500 million	0.78%
	$500 million up to $2 billion	0.73%
	$2 billion and more	0.68%
NVIT U.S. Growth Leaders Fund1	$0 up to $500 million	0.68%
	$500 million up to $2 billion	0.62%
	$2 billion and more	0.59%
1
Until May 1, 2009, the NVIT U.S. Growth Leaders Fund paid a performance-based fee to NFA that varied depending on the Fund’s performance relative to its benchmark (the S&P 500 Index). This fee was intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. At a meeting of the Board of Trustees held in-person on January 16, 2009, the Board of Trustees voted unanimously to eliminate the performance-based management fee with respect to this fund and to implement an asset-based management fee equal to the lowest possible management fee at each breakpoint under the previous performance-based fee structure, to take effect on May 1, 2009. In eliminating the performance-based fee structure, NFA (and the subadviser, as applicable) are subject to an eighteen-month transition period. If during this transition period the Fund’s assets are declining and the Fund underperforms its benchmark, the new management fee may be higher than the amount NFA would have been entitled to collect under the previous performance-based fee structure. If this occurs during the transition period, NFA will reimburse the Fund by the amount of the difference between the new management fee and the amount it would have been entitled to collect under the previous fee structure. Under no circumstances, during this transition period, will the management fee under the new fee structure exceed what NFA would have received under the old structure assuming maximum penalty for underperformance.

Limitation of Fund Expenses

In the interest of limiting the expenses of certain Funds, the Adviser may from time to time waive some or its entire investment advisory fee or reimburse other fees for certain Funds. In this regard, the Adviser has entered into an expense limitation agreement with the Trust on behalf of certain of the Funds (the “Expense Limitation Agreement”). NFA has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding interest, taxes, brokerage commissions, short-sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business; in addition, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other costs incurred in connection with the purchase and sale of portfolio securities, and expenses incurred by the Fund in connection with any merger or reorganization are also excluded for certain Funds/classes. The waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

With respect to each Fund, NFA may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made to a Fund unless: (i) such Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

33

NFA has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding interest, taxes, brokerage commissions, short-sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business; in addition, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other costs incurred in connection with the purchase and sale of portfolio securities, and expenses incurred by the Fund in connection with any merger or reorganization are also excluded for certain Funds/classes. The waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

•	Gartmore NVIT Global Utilities Fund to 0.85% for Class I, Class II and Class III shares

•	NVIT Global Financial Services Fund to 1.05% for Class I, Class II and Class III shares

•	NVIT Health Sciences Fund to 1.05% for Class I, Class II, Class III and Class VI shares

•	NVIT Nationwide Leaders Fund to 0.95% for Class I, Class II, and Class III shares

•	NVIT Technology and Communications Fund to 1.03% for Class I, Class II, Class III and Class VI shares

•	NVIT U.S. Growth Leaders Fund to 0.93% for Class I, Class II and Class III shares

Investment Advisory Fees

During the fiscal years ended December 31, 2009, 2008 and 2007, NFA earned the following fees for investment advisory services:

	NFA Investment Advisory Fees Year Ended December 31,
	2009		2008		2007
Fund	Fees Earned1	Fees Reimbursed	Fees Earned1	Fees Reimbursed	Fees Earned1	Fees Reimbursed
Gartmore NVIT Global Utilities Fund			$323,838	—	$485,391	—
NVIT Global Financial Services Fund			206,326	—	282,286	—
NVIT Health Sciences Fund			497,792	—	526,774	—
NVIT Nationwide Leaders Fund			176,524	—	258,533	—
NVIT Technology and Communications Fund			290,489	—	495,593	—
NVIT U.S. Growth Leaders Fund			449,473	—	538,845	—

Subadvisers

The Subadvisers for the Funds advised are as follows:

FUND	SUBADVISER

Gartmore NVIT Global Utilities Fund	Gartmore Global Partners (“GGP”)
NVIT Global Financial Services Fund	Aberdeen Asset Management Inc. (“Aberdeen”)
NVIT Health Sciences Fund	Aberdeen
NVIT Nationwide Leaders Fund	Aberdeen
NVIT Technology and Communications Fund	Aberdeen
NVIT U.S. Growth Leaders Fund	Aberdeen

Aberdeen Asset Management Inc. is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. Aberdeen is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC (“Aberdeen PLC”). Aberdeen manages or sub-advises approximately $___ billion in U.S. fixed income and equity assets for investment companies and institutional clients as of December 31, 2009. Worldwide, Aberdeen PLC had approximately $___ billion in assets under management in a range of global equity, fixed income and property investments.

Gartmore Global Partners is located at 8 Fenchurch Place, London, England, United Kingdom. GGP is an indirect wholly owned subsidiary of Gartmore Group Limited, which was admitted to trading on the London Stock Exchange on 16 December 2009 (“Admission”). At Admission, the majority of Gartmore Group Limited’s ordinary shares were in public hands. However, a significant proportion of the ordinary shares remain beneficially owned by private equity funds sponsored by Hellman & Friedman LLC (a private equity firm based in the United States) and the directors, senior management and employees of GGP.

Each subadviser provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement.  Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement.  After an initial period of not more than two years, each Subadvisory Agreement must be approved each year by the Trust’s board of trustees or by shareholders in order to continue.  Each Subadvisory Agreement terminates automatically if it is assigned.  It may also be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities, by the Board of Trustees, NFA or the applicable subadviser, on not more than 60 days written notice.

Subadvisory Fees Paid

The following table sets forth the amount NFA paid to the Subadvisers on behalf of each Fund for the fiscal years ended December 31, 2009, 2008 and 2007:

	YEAR ENDED DECEMBER 31,
FUND	2009	2008	2007
Gartmore NVIT Global Utilities Fund		$160,788	$231,994
NVIT Global Financial Services Fund1		126,384	60,194
NVIT Health Sciences Fund1		285,873	71,310
NVIT Nationwide Leaders Fund1		98,705	32,811
NVIT Technology and Communications Fund1		150,586	113,022
NVIT U.S. Growth Leaders Fund1		224,736	70,510

1	Fund had no subadviser and was advised directly by NFA until October 1, 2007.

Multi-Manager Structure

NFA and the Trust have received from the SEC an exemptive order for a multi-manager structure which allows NFA to hire, replace or terminate unaffiliated subadvisers without the approval of shareholders; the order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser without shareholder approval. If a new unaffiliated subadviser is hired, the change will be communicated to shareholders within 90 days of such change, and all change will be approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or NFA. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

34

NFA provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective subadvisers for the Funds and thereafter monitoring the performance of the subadvisers through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the subadvisers. NFA has responsibility for communicating performance expectations and evaluations to the subadviser and ultimately recommending to the Trust’s Board of Trustees whether a subadviser’s contract should be renewed, modified or terminated; however, NFA does not expect to recommend frequent changes of subadvisers. NFA will regularly provide written reports to the Trust’s Board of Trustees regarding the results of their evaluation and monitoring functions. Although NFA will monitor the performance of the subadvisers, there is no certainty that the subadvisers or the Funds will obtain favorable results at any given time.

Portfolio Managers

Appendix C contains the following information regarding each of the portfolio managers identified in the Funds’ prospectuses: (i) the dollar range of the portfolio manager’s investments in each Fund; (ii) a description of the portfolio manager’s compensation structure; and (iii) information regarding other accounts managed by the portfolio manager and potential conflicts of interest that might arise from the management of multiple accounts.

Distributor

Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), 1000 Continental Drive,  Suite 400, King of Prussia, PA 19406 serves as underwriter for each of the Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated May 1, 2007 (the “Underwriting Agreement”).  Unless otherwise terminated, the Underwriting Agreement will continue for an initial period of two years and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust’s Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval.  The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.  NFD is a wholly-owned subsidiary of NFS Distributors, Inc., which in turn is a wholly-owned subsidiary of NFS.  The following entities or people are affiliates of the Trust and are also affiliates of NFD:

Nationwide Fund Advisors
Nationwide Fund Management LLC
Nationwide SA Capital Trust
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc.
Nationwide Corporation
Nationwide Mutual Insurance Company
Lynnett Berger
Karen L. Heath-Wade
Joseph Finelli
Stephen T. Grugeon
Doff Meyer
Eric Miller
Dorothy Sanders
Michael S. Spangler

35

In its capacity as Distributor, NFD solicits orders for the sale of shares, advertises and pays the costs of distributions, advertising, office space and the personnel involved in such activities. NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the 12b-1 fee, if any, imposed up sales of shares of each of the Funds.

Distribution Plan

The Trust has adopted a Distribution Plan (the “Plan”) under Rule 12b-1 of the 1940 Act with respect to certain classes of shares of certain Funds. The Plan permits such Funds to compensate NFD, as the Funds’ principal underwriter, for expenses associated with the distribution of certain classes of shares of the Funds. Under the Plan, NFD pays an annual fee in an amount that will not exceed the following amounts:

FUNDS	AMOUNT
Gartmore NVIT Global Utilities Fund	0.25% of the average daily net assets of Class II shares of each Fund, all of which will be considered a distribution fee.
NVIT Global Financial Services Fund
NVIT Health Sciences Fund
NVIT Nationwide Leaders Fund
NVIT Technology and Communications Fund
NVIT U.S. Growth Leaders Fund

NVIT Health Sciences Fund	0.25% of the average daily net assets of Class VI Fund shares of each Fund, all of which will be considered a distribution fee.
NVIT Technology and Communications Fund

During the fiscal year ended December 31, 2009, NFD earned the following distribution fees under the Plan:

FUND	FEES PAID

Gartmore NVIT Global Utilities Fund
NVIT Global Financial Services Fund
NVIT Health Sciences Fund
NVIT Nationwide Leaders Fund
NVIT Technology and Communications Fund
NVIT U.S. Growth Leaders Fund

These fees will be paid to NFD for activities or expenses primarily intended to result in the sale or servicing of Fund shares. Distribution fees may be paid to NFD, to an insurance company or its eligible affiliates for distribution activities related to the indirect marketing of the Funds to the owners of variable insurance contracts ("contract owners"), or to any other eligible institution. As described above, a distribution fee may be paid pursuant to the Plan for services including, but not limited to:

(i) Underwriter services including (1) distribution personnel compensation and expenses, (2) overhead, including office, equipment and computer expenses, supplies and travel, (3) procurement of information, analysis and reports related to marketing and promotional activities and (4) expenses related to marketing and promotional activities;

(ii) Printed documents including (1) fund prospectuses, statements of additional information and reports for prospective contract owners and (2) promotional literature regarding the Fund;

(iii) Wholesaling services by NFD or the insurance company including (1) training, (2) seminars and sales meetings and (3) compensation;

36

(iv) Life insurance company distribution services including (1) fund disclosure documents and reports (2) variable insurance marketing materials, (3) Fund sub-account performance figures, (4) assisting prospective contract owners with enrollment matters, (5) compensation to the salesperson of the variable insurance contract and (6) providing other reasonable help with the distribution of Fund shares to life insurance companies; and

(v) Life insurance company contract owner support.

As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan (the “Independent Trustees”). The Plan was initially approved by the Board of Trustees on March 1, 2001. The Plan may be amended from time to time by vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. The Plan may be terminated as to the applicable shares of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class or Fund, as applicable. Any change in the Plan that would materially increase the distribution cost to the applicable shareholders requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. As long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding applicable shares. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its shareholders.

The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

NFD may enter into, from time to time, agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund’s shares including, but not limited to, those discussed above. NFD, or an affiliate of NFD, pays additional amounts from its own resources to dealers or other financial intermediaries, including its affiliate, NFS or its subsidiaries, for aid in distribution or for aid in providing administrative services to shareholders.

The Trust has been informed by NFD that during the fiscal year ended December 31, 2009, the following expenditures were made using the 12b-1 fees received by NFD with respect to the Funds:

FUND	PROSPECTUS PRINTING & MAILING1	DISTRIBUTOR COMPENSATION & COSTS	FINANCING CHARGES WITH RESPECT TO B & C SHARES	BROKER- DEALER COMPENSATION & COSTS2

Gartmore NVIT Global Utilities Fund
NVIT Global Financial Services Fund
NVIT Health Sciences Fund
NVIT Nationwide Leaders Fund
NVIT Technology and Communications Fund
NVIT U.S. Growth Leaders Fund

1 Printing and/or mailing of prospectuses to other than current Fund shareholders.

2 Broker-dealer compensation and costs were primarily paid to Nationwide Investment Services Corporation, an affiliate of NFD and underwriter of variable insurance contracts, which are offered by the life insurance company affiliates of NFS.

37

A Fund may not recoup the amount of unreimbursed expenses in a subsequent fiscal year and does not generally participate in joint distribution activities with other Funds. To the extent that certain Funds utilize the remaining Rule 12b-1 fees not allocated to “Broker-Dealer Compensation and Costs” or “Printing and Mailing” of a prospectus which covers multiple Funds, however, such other Funds may benefit indirectly from the distribution of the Fund paying the Rule 12b-1 fees.

Administrative Services Plan

Under the terms of an Administrative Services Plan, a Fund is permitted to enter Servicing Agreements with servicing organizations who agree to provide certain administrative support services for the Funds. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for Plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating, and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

As authorized by the Administrative Services Plan, the Trust has entered into a Fund Participation Agreement, effective May 2, 2005, pursuant to which NFS has agreed to provide certain administrative support services to the Funds held beneficially by its customers. NFS is a wholly owned subsidiary of Nationwide Corporation, and is the parent company of NFA, and the indirect parent company of NFD.  In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class I, Class II, Class III, Class VI or Class VIII shares of the Funds, the annual rate of up to 0.20% of the average daily net assets of Class IV shares of the Funds and at the annual rate of up to 0.10% of the average daily net assets of the Class V shares held by customers of NFS or any such other entity.  No fee is paid with respect to the Class Y shares of any Fund.

During the fiscal years ended December 31, 2009, 2008 and 2007, NFS and its affiliates earned $_________, $27,719,559, and $29,885,454 in administrative services fees from each series of the Trust.

Fund Administration and Transfer Agency Services

Under the terms of a Fund Administration and Transfer Agency Agreement dated May 1, 2007, as amended and restated June 11, 2008, Nationwide Fund Management LLC (“NFM”), an indirect wholly-owned subsidiary of NFS, provides various administrative and accounting services to the Funds, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for each of the Funds. NFM is located at 1000 Continental Drive,  Suite 400, King of Prussia, PA 19406. Each Fund pays NFM a combined annual fee for fund administration and transfer agency services based on the Trust's average daily net assets according to the following schedule*:

ASSET LEVEL1	AGGREGATE TRUST FEE AS A PERCENTAGE OF NET ASSETS

up to $1 billion                                                                      0.15%
                $1 billion and more up to $3 billion                                    0.10%
$3 billion and more up to $8 billion                                    0.05%
$8 billion and more up to $10 billion                                  0.04%
$10 billion and more up to $12 billion                                0.02%
$12 billion or more                                                                0.01%
__________

38

1            The assets of each of the Investor Destinations Funds and Cardinal Funds (the “Fund of Funds”), which are featured in a separate Statement of Additional Information, are excluded from the Trust asset level amount in order to calculate this asset based fee.  The Funds of Funds do not pay any part of this fee.
*In addition to these fees, the Trust also pays out-of-pocket expenses (including, but not limited to, the cost of pricing services that NFM utilizes) reasonably incurred by NFM in providing services to the Trust.

During the fiscal years ended December 31, 2009, 2008, and 2007, Nationwide SA Capital Trust, the Trust’s previous administrator, and NFM, were paid combined fund administration and transfer agency fees from the Funds as follows:

FUND	2009	2008	2007

Gartmore NVIT Global Utilities Fund		$22,691	$53,129
NVIT Global Financial Services Fund		11,563	30,891
NVIT Health Sciences Fund		26,904	31,896
NVIT Nationwide Leaders Fund		11,577	18,304
NVIT Technology and Communications Fund		20,441	27,846
NVIT U.S. Growth Leaders Fund		24,403	31,644

Sub-Administration

NFM has entered into a Sub-Administration Agreement with J.P. Morgan Investor Services Co. (“JPMorgan”), dated May 22, 2009 and effective August 24, 2009, to provide certain fund sub-administration and sub-transfer agency services for each Fund. NFM pays JPMorgan a fee for these services.

Custodian

JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008, is the Custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. The Custodian performs no managerial or policy making functions for the Funds.

Legal Counsel

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103, serves as the Trust’s legal counsel.

Independent Registered Public Accounting Firm

[Independent auditor has not changed] serves as the Independent Registered Public Accounting Firm for the Trust.

BROKERAGE ALLOCATION

NFA and each subadviser is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a “principal” rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

39

    Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Therefore, "best price-best execution" does not necessarily mean obtaining the best price alone but is evaluated in the context of all the execution services provided. NFA and the subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to NFA or a subadviser. In placing orders with such broker-dealers, NFA or the subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to NFA or a subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce NFA’s or a subadviser's normal research activities or expenses.

There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by NFA or a subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when NFA or a subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

In purchasing and selling investments for the Funds, it is the policy of NFA and each subadviser to obtain best execution at the most favorable prices through responsible broker-dealers.  The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker.  These considerations are judgmental and are weighed by NFA or a subadviser in determining the overall reasonableness of securities executions and commissions paid.  In selecting broker-dealers, NFA or a subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability and financial condition of the broker-dealer’s firm; the broker-dealer’s execution services, rendered on a continuing basis; and the reasonableness of any commissions.

NFA and each subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Exchange Act, that such commission is reasonable in relation to the value of the brokerage and/or research services provided.  Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information.  Any such research and other information provided by brokers to NFA or a subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be.  The fees paid to NFA or a subadviser pursuant to its respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services.  The research services provided by broker-dealers can be useful to NFA or a subadviser in serving its other clients.  All research services received from the brokers to whom commission are paid are used collectively, meaning such services actually may not be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services.  NFA and the subadvisers are prohibited from considering the broker-dealers sale of shares of any Fund for which it serves as investment adviser or subadviser, except as may be specifically permitted by law.

40

Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

The following table lists, for the fiscal year ended December 31, 2009, the total amount of transactions that were directed to brokers in exchange for research services provided and the amount of commissions the Funds paid in connection with such transactions.  This information has been provided by the respective Fund’s subadvisers and is believed to be reliable.  However, the Funds have not independently verified such information.

FOR THE FISCAL YEAR ENDED DECEMBER 31, 2009

FUND	TOTAL BROKERAGE COMMISSIONS	TOTAL AMOUNT OF TRANSACTIONS ON WHICH COMMISSIONS PAID
Gartmore NVIT Global Utilities Fund
NVIT Global Financial Services Fund
NVIT Health Sciences Fund
NVIT Nationwide Leaders Fund
NVIT Technology and Communications Fund
NVIT U.S. Growth Leaders Fund

The following table lists the total amount of brokerage commissions paid to brokers for each of the Funds for the fiscal years ended December 31, 2009, 2008 and 2007:

FUND	2009	2008	2007
Gartmore NVIT Global Utilities Fund		$41,901	$143,066
NVIT Global Financial Services Fund		67,098	120,667
NVIT Health Sciences Fund		104,522	138,073
NVIT Nationwide Leaders Fund		260,600	399,486
NVIT Technology and Communications Fund		571,477	875,359
NVIT U.S. Growth Leaders Fund		350,666	359,430

During the fiscal year ended December 31, 2009, the following Funds held investments in securities of their regular broker-dealers:

FUND	APPROXIMATE AGGREGATE VALUE OF ISSUER’S SECURITIES OWNED BY THE FUND AS OF DECEMBER 31, 2009	NAME OF BROKER OR DEALER
Gartmore NVIT Global Utilities Fund
NVIT Global Financial Services Fund
NVIT Health Sciences Fund
NVIT Nationwide Leaders Fund
NVIT Technology and Communications Fund
NVIT U.S. Growth Leaders Fund

Under the 1940 Act, “affiliated persons” of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

Each of the Funds contemplates that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through “affiliated brokers or dealers,” as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an “affiliated broker or dealer” in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker’s commission. Accordingly, it is the Funds’ policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of the appropriate subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker’s or dealer’s most favored unaffiliated customers. Subadvisers do not deem it practicable or in the Funds’ best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

During the years ended December 31, 2009, December 31, 2008 and December 31, 2007, there were no brokerage commissions paid to affiliated brokers of the Investment Adviser.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

An insurance company purchases shares of the Funds at their net asset value (“NAV”) using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.  Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

The NAV per share of each Fund is determined once daily, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4 P.M. Eastern Time) on each business day the Exchange is open for regular trading and on such other days as the Board determines (together, the “Valuation Time”). However, to the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Funds’ investments may change on days when shares cannot be purchased or redeemed.

The Trust will not compute NAV for the Funds on customary national business holidays, including the following: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and any other days when the Exchange is closed.

41

Each Fund reserves the right to not determine NAV when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of the Fund’s portfolio do not affect the Fund’s NAV.

The offering price for orders placed before the close of the Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of a share of each Fund on which offering and redemption prices are based is the NAV of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The NAV of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class’ shares outstanding.  Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the Exchange (usually 4 P.M. Eastern Time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.  Short-term debt securities such as commercial paper and U.S. Treasury bills, having a remaining maturity of 60 days or less are considered to be “short-term” and may be valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of NFA or a designee of NFA, are valued at fair value under procedures approved by the Board of Trustees. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Funds’ NAVs.

The Funds holding foreign equity securities (the “Foreign Equity Funds”) value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the NAV of a Foreign Equity Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

42

A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

In Kind Redemptions

The Funds generally plan to redeem their shares for cash.  However, each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, taking into account the best interests of all fund shareholders, to honor any redemption request by transferring some of the securities held by the Fund directly to a redeeming shareholder (“redemption in-kind”).

The Trust’s Board of Trustees has adopted procedures for redemptions in-kind to affiliated persons of a Fund.  Affiliated persons of a Fund include shareholders who are affiliates of the Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund.  These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and they are designed so that redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.  The procedures also require that the distributed securities be valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value and that neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in-kind selects, or influences the selection of, the distributed securities.  Use of the redemption in-kind procedures will allow a Fund to avoid having to sell significant portfolio assets to raise cash to meet the shareholder’s redemption request – thus limiting the potential adverse effect on the distributing Fund’s net asset value.

ADDITIONAL INFORMATION

Description of Shares

The Amended Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

The Trust is authorized to offer the following series of shares of beneficial interest, without par value and with the various classes listed:

SERIES	SHARE CLASSES
AllianceBernstein NVIT Global Fixed Income Fund*	Class I, Class II, Class III, Class VI, Class Y
American Century NVIT Multi Cap Value Fund*	Class I, Class II, Class Y
American Funds NVIT Asset Allocation Fund*	Class II
American Funds NVIT Bond Fund*	Class II
American Funds NVIT Global Growth Fund*	Class II
American Funds NVIT Growth Fund*	Class II
American Funds NVIT Growth-Income Fund*	Class II
Federated NVIT High Income Bond Fund*	Class I, Class III
Gartmore NVIT Developing Markets Fund*	Class I, Class II
Gartmore NVIT Emerging Markets Fund*	Class I, Class II, Class III, Class VI, Class Y
Gartmore NVIT Global Utilities Fund	Class I, Class II, Class III
Gartmore NVIT International Equity Fund*	Class I, Class II, Class III, Class VI, Class Y
Gartmore NVIT Worldwide Leaders Fund*	Class I, Class II, Class III, Class VI
Neuberger Berman NVIT Multi Cap Opportunities Fund*	Class I, Class II
Neuberger Berman NVIT Socially Responsible Fund*	Class I, Class II, Class Y
NVIT Bond Index Fund*	Class II, Class Y
NVIT Cardinal Aggressive Fund*	Class I, Class II
NVIT Cardinal Balanced Fund*	Class I, Class II
NVIT Cardinal Capital Appreciation Fund*	Class I, Class II
NVIT Cardinal Conservative Fund*	Class I, Class II
NVIT Cardinal Moderate Fund*	Class I, Class II
NVIT Cardinal Moderately Aggressive Fund*	Class I, Class II
NVIT Cardinal Moderately Conservative Fund*	Class I, Class II
NVIT Core Bond Fund*	Class I, Class II, Class Y
NVIT Core Plus Bond Fund*	Class I, Class II, Class Y
NVIT Enhanced Income Fund*	Class II, Class Y
NVIT Global Financial Services Fund	Class I, Class II, Class III
NVIT Government Bond Fund*	Class I, Class II, Class III, Class IV
NVIT Growth Fund*	Class I, Class IV
NVIT Health Sciences Fund	Class I, Class II, Class III, Class VI
NVIT International Index Fund*	Class II, Class VI, Class VIII, Class Y

43

NVIT Investor Destinations Aggressive Fund*	Class II, Class VI
NVIT Investor Destinations Balanced Fund*	Class II, Class VI
NVIT Investor Destinations Capital Appreciation Fund*	Class II, Class VI
NVIT Investor Destinations Conservative Fund*	Class II, Class VI
NVIT Investor Destinations Moderate Fund*	Class II, Class VI
NVIT Investor Destinations Moderately Aggressive Fund*	Class II, Class VI
NVIT Investor Destinations Moderately Conservative Fund*	Class II, Class VI
NVIT Mid Cap Index Fund*	Class I, Class II, Class III, Class Y
NVIT Money Market Fund*	Class I, Class II, Class IV, Class V, Class Y
NVIT Multi-Manager International Growth Fund*	Class I, Class II, Class III, Class VI, Class Y
NVIT Multi-Manager International Value Fund*	Class I, Class II, Class III, Class IV, Class VI, Class Y
NVIT Multi-Manager Large Cap Growth Fund*	Class I, Class II, Class Y
NVIT Multi-Manager Large Cap Value Fund*	Class I, Class II, Class Y
NVIT Multi-Manager Mid Cap Growth Fund*	Class I, Class II, Class Y
NVIT Multi-Manager Mid Cap Value Fund*	Class I, Class II, Class Y
NVIT Multi-Manager Small Cap Growth Fund*	Class I, Class II, Class III, Class Y
NVIT Multi-Manager Small Cap Value Fund*	Class I, Class II, Class III, Class IV, Class Y
NVIT Multi-Manager Small Company Fund*	Class I, Class II, Class III, Class IV, Class Y
NVIT Multi Sector Bond Fund*	Class I, Class III
NVIT Nationwide Fund*	Class I, Class II, Class III, Class IV, Class Y
NVIT Nationwide Leaders Fund	Class I, Class II, Class III
NVIT S&P 500 Index Fund*	Class I, Class II, Class IV, Class Y
NVIT Short Term Bond Fund*	Class I, Class II, Class Y
NVIT Small Cap Index Fund*	Class II, Class Y
NVIT Technology and Communications Fund	Class I, Class II, Class III, Class VI
NVIT U.S. Growth Leaders Fund	Class I, Class II, Class III
Oppenheimer NVIT Large Cap Growth Fund*	Class I, Class II, Class Y
Templeton NVIT International Value Fund*	Class I, Class II, Class III, Class VI, Class Y
Van Kampen NVIT Comstock Value Fund*	Class I, Class II, Class IV, Class Y
Van Kampen NVIT Real Estate Fund*	Class I, Class II, Class Y
*  Information on these Funds is contained in a separate Statement(s) of Additional Information.

You have an interest only in the assets of the Fund whose shares you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this SAI and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

Voting Rights

Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders.  Shares, when issued, are fully paid and nonassessable. Generally, amendment may not be made to the Amended and Restated Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Amended and Restated Declaration of Trust without the vote or consent of shareholders to:

(1)	designate series of the Trust; or

(2)	change the name of the Trust; or

(3)
apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Amended and Restated Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

An annual or special meeting of shareholders to conduct necessary business is not required by the Amended and Restated Declaration of Trust, the 1940 Act or other authority, except, under certain circumstances, to amend the Amended and Restated Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters.  In regard to termination, sale of assets, modification or change of the Investment Advisory Agreement, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all Funds vote together, and not by Fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act, a “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.  Holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

With respect to Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide Life”), and certain other insurance companies (each, a “Participating Insurance Company”) separate accounts, Nationwide Life and each Participating Insurance Company will vote the shares of each Fund at a shareholder meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the variable contracts. Nationwide Life and each Participating Insurance Company are expected to vote shares attributable to variable contracts as to which

44

no voting instructions are received in the same proportion (for, against, or abstain) as those for which timely instructions are received. As a result, those contract owners that actually provide voting instructions may control the outcome of the vote even though their actual percentage ownership of a Fund alone would not be sufficient to approve a Proposal. Contract owners will also be permitted to revoke previously submitted voting instructions in accordance with instructions contained in the proxy statement sent to the Funds’ shareholders and to contract owners.

TAX STATUS

Election To Be Taxed As A Regulated Investment Company. Each Fund has elected and qualified for its most recent fiscal year, and intends to continue to qualify during the current fiscal year (or if newly organized, intends to elect and qualify), as a regulated investment company under Subchapter M of the Internal Revenue Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. Each Fund intends to distribute all of its net investment income quarterly and its net realized capital gains (reduced by available capital loss carryovers) annually and therefore does not expect to pay federal income tax, although in certain circumstances a Fund may determine that it is in the interest of shareholders (insurance company separate accounts) to distribute less than that amount.  The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to contract holders.  In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

•
A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

•
A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

•	A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements. To avoid a 4% federal excise tax, the Internal Revenue Code requires a Fund to make certain minimum distributions by December 31 of each year.  Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders (other than certain permitted shareholders) at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.  For purposes of determining whether a Fund qualifies for this exemption, any shares attributable to an investment in the Fund made in connection with organization of the Fund are disregarded as long as the investment doesn’t exceed $250,000.

Consent Dividends. A Fund may utilize consent dividend provisions of Section 565 of the Internal Revenue Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of a Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.

45

Special Rules Applicable to Variable Contracts. In addition to the asset diversification and other requirements for qualification as a regulated investment company, each Fund is generally subject to another set of asset diversification requirements under Section 817(h) of the Internal Revenue Code applicable to insurance company separate accounts and their underlying funding vehicles. Each Fund intends to comply with these requirements. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a Fund must (a) be qualified as a “regulated investment company”; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities.

Section 817(h) of the Internal Revenue Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company such as the Funds. Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account. Treasury Regulations Section 1.817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if

•	All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and

•	Public access to such investment company is available exclusively through the purchase of a variable contract.

As provided in the offering documents, all the beneficial interests in the Funds are held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Funds is available solely through the purchase of a variable contract.  Accordingly, under the look-through rule of Section 817(h) of the Internal Revenue Code and Treasury Regulations Section 1.817-5(f), the investing segregated asset account is treated as owning a pro rata portion of each asset of a Fund in which it invests for purposes of determining whether the segregated asset account is adequately diversified.   See Revenue Ruling 2005-7, 2005-6 IRB 464 (January 19, 2005).

In addition, a contract holder should not be able to direct a Fund’s investment in any particular asset so as to avoid the prohibition on investor control. The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account.  If the contract owner is considered the owner of the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income.  It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued.

Reference should be made to the prospectus for the applicable contract for more information regarding the federal income tax consequences to an owner of a contract.

OTHER TAX CONSEQUENCES

Effects of Foreign Investments on Distributions. The Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

46

The Funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”).  In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income.  When investing in PFIC securities, a Fund intends to mark-to-market these securities and will recognize any gains at the end of its fiscal tax year.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities.  In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.  Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Securities Lending. In a securities lending program, the borrower is entitled to receive the dividend associated with the security borrowed provided that the borrower holds such security on the record date for such dividend.  The lender is entitled to receive the economic equivalent of the dividend, as a substitute dividend payment. A Fund’s entry into securities lending transactions may cause substitute dividend payments received from the borrower, in lieu of dividends on loaned stock of domestic corporations, to be not eligible for the corporate dividends received deduction.

Receipt of Excess Inclusion Income by a Fund. Income received by a Fund from certain equity interests in mortgage pooling vehicles is treated as “excess inclusion income.” A Fund may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable mortgage pools.  In general, this income is required to be allocated to Fund shareholders that are not disqualified organizations (as defined below) in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income.  Excess inclusion income (i) may not be offset with net operating losses, (ii) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is subject to UBTI and (iii) is subject to a 30% withholding tax, to the extent such income is allocable to a shareholder who is not a U.S. person, without regard to otherwise applicable exemptions or rate reductions.  A Fund must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI.  To the extent that Fund shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, the Fund must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of a Fund’ excess inclusion income allocable to them on behalf of the disqualified organizations.   Internal Revenue Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion.

TAX CONSEQUENCES TO SHAREHOLDERS

Since shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

This discussion of “Tax Status,” “Other Tax Consequences” and “Tax Consequences to Contract Holders” is not intended or written to be used as tax advice.  The tax consequences for contract owners will depend on the provisions of the variable contracts through which they are invested in shares of the Fund.  Please refer to the prospectus for the variable contracts for more information.

47

MAJOR SHAREHOLDERS

To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly owned, controlled and held power to vote 25% or more of the outstanding shares of the Funds above, they are deemed to have “control” over matters which are subject to a vote of the Fund’s shares.

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, each located at One Nationwide Plaza, Columbus, Ohio 43215 and Nationwide Life Insurance Company of America (“NLICA”), located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, are wholly owned by Nationwide Financial Services, Inc. (“NFS”). Nationwide Life and Annuity Insurance Company of America, located at 300 Continental Drive, Newark, Delaware 19713, is wholly owned by NLICA. NFS, a holding company, is a wholly-owned subsidiary of Nationwide Corporation.  All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

As of _________, 2010, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of any class of the Funds.

As of ___________, 2010, the record shareholders identified in Appendix D to this SAI held five percent or greater of the shares of a class of a Fund.  Fund classes are generally sold to and owned by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts.  Pursuant to an order received from the SEC, the Trust maintains participation agreements with insurance company separate accounts that obligate such insurance companies to pass any proxy solicitations through to underlying contract holders who in turn are asked to designate voting instructions.  In the event that an insurance company does not receive voting instructions from contract holders, it is obligated to vote the shares that correspond to such contract holders in the same proportion as instructions received from all other applicable contract holders.

FINANCIAL STATEMENTS

The Report of Independent Registered Public Accounting Firm and Financial Statements of the Trust for the fiscal year ended December 31, 2009 included in the Trust’s Annual Report are incorporated herein by reference. Copies of the Annual Report are available without charge upon request by writing the Trust or by calling toll free 800-848-0920.

48

APPENDIX A

DEBT RATINGS

STANDARD & POOR’S DEBT RATINGS

A Standard & Poor’s corporate or municipal debt rating is an opinion of the general creditworthiness of an obligor, or the creditworthiness of an obligor with respect to a particular debt security or other financial obligation, based on relevant risk factors.

The debt rating does not constitute a recommendation to purchase, sell, or hold a particular security.  In addition, a rating does not comment on the suitability of an investment for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a  result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of default - capacity and willingness of the obligor as to its financial commitments in a timely manner in accordance with the terms of the obligation.

2.	Nature of and provisions of the obligation.

3.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting.

INVESTMENT GRADE

AAA -	Debt rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. Capacity to meet financial commitments is extremely strong.

AA -	Debt rated ‘AA’ has a very strong capacity to meet financial commitments and differs from the highest rated issues only in small degree.

A -
Debt rated ‘A’ has a strong capacity to meet financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-
Debt rated ‘BBB’ is regarded as having an adequate capacity meet financial commitments. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitments for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB -           Debt rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet financial commitments.

B -
Debt rated ‘B’ has a greater vulnerability to nonpayment than obligations rated BB but currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to meet financial commitments.

CCC -
Debt rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet financial commitments. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to meet its financial commitments.

CC -	Debt rated ‘CC’ typically is currently highly vulnerable to nonpayment.

C -	Debt rated ‘C’ may signify that a bankruptcy petition has been filed, but debt service payments are continued.

D -
Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

.

MOODY’S LONG-TERM DEBT RATINGS

Aaa -	Bonds which are rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -	Bonds which are rated Aa are judged to be of high quality by all standards and are subject to very low credit risk.

A -	Bonds which are rated A are to be considered as upper-medium grade obligations and subject to low credit risk.

Baa -	Bonds which are rated Baa are considered as medium-grade obligations, subject to moderate credit risk and in fact may have speculative characteristics.

Ba -	Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -                      Bonds which are rated B are considered speculative and are subject to high credit risk.

Caa -	Bonds which are rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -	Bonds which are rated Ca represent obligations which are highly speculative. Such issues are likely in default, or very near, with some prospect of recovery of principal and interest.

C -	Bonds which are rated C are the lowest rated class of bonds, and are typically in default. There is little prospect for recovery of principal or interest.

STATE AND MUNICIPAL NOTES

Excerpts from Moody’s Investors Service, Inc., description of state and municipal note ratings:

MIG-1-                      Notes bearing this designation are of superior credit quality, enjoying excellent protection by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2-                      Notes bearing this designation are of strong credit quality, with margins of protection ample although not so large as in the preceding group.

MIG-3-                      Notes bearing this designation are of acceptable credit quality, with possibly narrow liquidity and cash-flow protection. Market access for refinancing is likely to be less well established.

SG- Notes bearing this designation are of speculative-grade credit quality and may lack sufficient margins of protection.

FITCH, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA
Bonds considered investment grade and representing the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA
Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A
Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB
Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB
Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC	Bonds are considered a high default risk. Default is a real possibility. Capacity for and C
meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ rating signal imminent default.

DDD, DD	Bonds are in default. Such bonds are not meeting current obligations and are
and D	extremely speculative. ‘DDD’ designates the highest potential for recovery of amounts outstanding on any securities involved and ‘D’ represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR’S COMMERCIAL PAPER RATINGS

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1
This highest category indicates that capacity to meet financial commitments is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2
Capacity to meet financial commitments is satisfactory, although more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

A-3
Issues carrying this designation have adequate protections. They are, however, more vulnerable to adverse economic conditions or changing circumstances which could weaken capacity to meet financial commitments.

B	Issues rated ‘B’ are regarded as having significant speculative characteristics.

C	This rating is assigned to short-term debt obligations that are vulnerable to nonpayment and dependent on favorable business, financial, and economic conditions in order to meet financial commitments.

D
Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

STANDARD & POOR’S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

The following criteria will be used in making the assessment:

1.	Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.
           2.     Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3            Speculative capacity to pay principal and interest.

MOODY’S SHORT-TERM RATINGS

Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted. Moody’s employs the following three designations to indicate the relative repayment capacity of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior capacity to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY’S NOTE RATINGS

MIG 1/VMIG 1
Notes bearing this designation are of superior credit quality, enjoying excellent protection by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2	Notes bearing this designation are of strong credit quality, with margins of protection ample although not so large as in the preceding group.

MIG 3/VMIG 3	Notes bearing this designation are of acceptable credit quality, with possibly narrow liquidity and cash-flow protection. Market access for refinancing is likely to be less well established.

SG	Notes bearing this designation are of speculative-grade credit quality and may lack sufficient margins of protection.

FITCH’S SHORT-TERM RATINGS

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+           Best quality, indicating exceptionally strong capacity to meet financial commitments.

F-1           Best quality, indicating strong capacity to meet financial commitments.

F-2           Good quality with satisfactory capacity to meet financial commitments.

F-3	Fair quality with adequate capacity to meet financial commitments but near term adverse conditions could impact the commitments.

B	Speculative quality and minimal capacity to meet commitments and vulnerability to short-term adverse changes in financial and economic conditions.

C	Possibility of default is high and the financial commitments are dependent upon sustained, favorable business and economic conditions.

D	In default and has failed to meet its financial commitments.

APPENDIX B - PROXY VOTING GUIDELINES SUMMARIES

Aberdeen Asset Management Inc.

The following are proxy voting policies and procedures (“Policies and Procedures”) adopted by affiliated investment advisers registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended (“Advisers Act”), that are subsidiaries of Aberdeen Asset Management PLC (“AAM”); including, specifically, Aberdeen Asset Management Inc., a Delaware Corporation, (“Aberdeen US”), Aberdeen Asset Management Asia Limited, a Singapore Corporation (“Aberdeen Singapore”), Aberdeen Asset Management Limited, an Australian Corporation  (“Aberdeen AU”), and Aberdeen Asset Management Investment Services Limited, a UK Corporation (“AAMISL”), (collectively referred to herein as “Aberdeen Advisers” and each an “Aberdeen Adviser”) (collectively with AAM, “Aberdeen”).   These Policies and Procedures address proxy voting considerations under U.S. law and regulation and under Canadian securities laws. These Policies and Procedures do not address the laws or requirements of other jurisdictions.

Each of the Aberdeen Advisers provides advisory resources to certain U.S. clients, including substantive advice on voting proxies for certain equity securities.  These Policies and Procedures are adopted to ensure compliance by the Aberdeen Advisers with Rule 206(4)-6 under the Advisers Act and other applicable fiduciary obligations under rules and regulations of the SEC and interpretations of its staff with respect to proxies for voting securities held by client portfolios.

Clients may consist of investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) (“Funds” and each a “Fund”), and other U.S. residents as well as non-U.S. registered funds or clients.  Each Aberdeen Adviser follows these Policies and Procedures for each of its respective U.S. clients as required under the Advisers Act and other applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies or to vote in accordance with the client’s proxy voting policies and procedures.  Aberdeen Advisers who advise or subadvise the Funds follow both these Policies and Procedures and the proxy voting policies and procedures adopted by the Funds and their respective Boards of Directors or Trustees. Aberdeen Advisers located outside the U.S. may provide proxy voting services to their non-U.S. based clients in accordance with the jurisdiction in which the client is located.  Aberdeen US, Aberdeen Singapore and Aberdeen AU will provide proxy voting services to Canadian investment funds in accordance with National Instrument 81-106 – Investment Fund Continuous Disclosure.

I.           Definitions

A.           “Best interest of clients”.  Clients’ best economic interests over the long term that is, the common interest that all clients share in seeing the value of a common investment increase over time.  Clients may have differing political or social interests, but their best economic interest is generally uniform.

B.           “Material conflict of interest”.  Circumstances when an Aberdeen Adviser or any member of senior management, portfolio manager or portfolio analyst knowingly does business with a particular proxy issuer or closely affiliated entity, which may appear to create a material conflict between the interests of the Aberdeen Adviser and the interests of its clients in how proxies of that issuer are voted.  A material conflict of interest might also exist in unusual circumstances when Aberdeen has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and an affiliate of an Aberdeen Adviser.

II.           General Voting Policies

A.           Client’s Best Interest.  These Policies and Procedures are designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the best interests of clients.  Proxies are voted with the aim of furthering the best economic interests of clients, promoting high levels of corporate governance and adequate disclosure of company policies, activities and returns, including fair and equal treatment of stockholders.

B.           Shareholder Activism.  Aberdeen Advisers seek to develop relationships with the management of portfolio companies to encourage transparency and improvements in the treatment of employees, owners and stakeholders.  Thus, Aberdeen Advisers may engage in dialogue with the management of portfolio companies with respect to pending proxy voting issues.

C.           Case-by-Case Basis.  These Policies and Procedures are guidelines.  Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote.  Aberdeen Advisers may cast proxy votes in favor of management proposals or seek to change the views of management, considering specific issues as they arise on their merits.  Aberdeen Advisers may also join with other investment managers in seeking to submit a shareholder proposal to a company or to oppose a proposal submitted by the company.  Such action may be based on fundamental, social, environmental or human rights grounds.

D.           Individualized.  These Policies and Procedures are tailored to suit Aberdeen’s advisory business and the types of securities portfolios Aberdeen Advisers manage.  To the extent that clients (e.g., investment companies, corporations, pension plans) have adopted their own procedures, Aberdeen Advisers may vote the same securities differently depending upon clients’ directions.

E.           Material Conflicts of Interest.  Material conflicts are resolved in the best interest of clients.  When a material conflict of interest between an Aberdeen Adviser and its respective client(s) is identified, the Aberdeen Adviser will choose among the procedures set forth in Section IV.B.2. below to resolve such conflict.

F.           Limitations.  The circumstances under which Aberdeen may take a limited role in voting proxies, include the following:

1.           No Responsibility.  Aberdeen Advisers will not vote proxies for client accounts in which the client contract specifies that Aberdeen will not vote.  Under such circumstances, the clients’ custodians are instructed to mail proxy material directly to such clients or the clients’ designees.

2.           Limited Value.  An Aberdeen Adviser may abstain from voting a client proxy if the Aberdeen Adviser determines that the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.  Aberdeen Advisers may also abstain from voting the proxies of portfolio companies held in their passively managed funds.  Proxies with respect to securities that have been sold before the date of the shareholders meeting and are no longer held by a client generally will not be voted.

3.           Unjustifiable Costs.  An Aberdeen Adviser may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities).

4.           Securities Lending Arrangements.  If voting securities are part of a securities lending program, Aberdeen may be unable to vote while the securities are on loan.

5.           Share Blocking.  Certain jurisdictions may impose share blocking restrictions at various times which may prevent Aberdeen from exercising its voting authority.

6.           Special Considerations.  Aberdeen’s responsibilities for voting proxies are determined generally by its obligations under each advisory contract or similar document. If a client requests in writing that an Aberdeen Adviser vote its proxy in a manner inconsistent with these Policies and Procedures, the Aberdeen Adviser may follow the client’s direction or may request that the client vote the proxy directly.

G.           Sources of Information.  The Aberdeen Advisers may conduct research internally and/or use the resources of an independent research consultant.  The Aberdeen Advisers may consider legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g., Fortune 500 companies.

H.           Subadvisers.  To the extent that an Aberdeen Adviser may rely on subadvisers, whether affiliated or unaffiliated, to manage any client portfolio on a discretionary basis, the Aberdeen Adviser may delegate responsibility for voting proxies to the subadviser.  However, such subadvisers will be required either to follow these Policies and Procedures or to demonstrate that their proxy voting policies and procedures are consistent with these Policies and Procedures or otherwise implemented in the best interests of the Aberdeen Advisers’ clients.

I.           Availability of Policies and Procedures.  Aberdeen Advisers will provide clients with a copy of these Policies and Procedures, as revised from time to time, upon request.

J.           Disclosure of Vote.  As disclosed in Part II of each Aberdeen Adviser’s Form ADV, a client may obtain information on how its proxies were voted by requesting such information from its Aberdeen Adviser.  Aberdeen Advisers do not generally disclose client proxy votes to third parties, other than as required for Funds, unless specifically requested, in writing, by the client.

III.           Specific Voting Policies

A.           General Philosophy.

·           Support existing management on votes on the financial statements of a company and the election of the Board of Directors;
·           Vote for the acceptance of the accounts unless there are grounds to suspect that either the accounts as presented or audit procedures used, do not present an accurate picture of company results; and
·           Support routine issues such as the appointment of independent auditors, allocation of income and the declaration of stock (scrip) dividend proposals provided there is a cash alternative.

B.           Anti-takeover Measures.  Aberdeen Advisers vote on anti-takeover measures on a case-by-case basis taking into consideration such factors as the long-term financial performance of the target company relative to its industry competition.  Key measures of performance will include the growth rates for sales, operating income, net income and total shareholder returns.  Other factors which will be considered include margin analysis, cash flow and debt levels.

C.           Proxy Contests for Control.  Aberdeen Advisers vote on proxy contests for control on a case-by-case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry, management’s track record, background to the proxy contest, qualifications of director nominees, evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and stock ownership positions.

D.           Contested Elections.  Aberdeen Advisers vote on contested elections on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees.  Aberdeen Advisers also consider the independence of board and key committee members and the corporate governance practices of the company.

E.           Executive compensation proposals.  Aberdeen Advisers consider such proposals on a case-by-case basis taking into consideration such factors as executive pay and spending perquisites, particularly in conjunction with sub-par performance and employee layoffs.

F.           Shareholder Proposals.  Aberdeen Advisers consider such proposals on a case-by-case basis.  Aberdeen Advisers support those proposals which will improve the company’s corporate governance or business profile at a reasonable cost, but may oppose proposals which result in significant cost being incurred with little or no benefit to the company or its shareholders.

IV.           Proxy Voting Procedures

This section applies to each Aberdeen Adviser except to the extent that certain procedures are identified as applicable only to a specific Aberdeen Adviser.

A.           Obtain Proxy.  Registered owners of record, e.g., trustees or custodian banks, that receive proxy materials from the issuer or its information agent, are instructed to sign physical proxy cards in blank and forward directly to the relevant Aberdeen Adviser’s designated proxy administrator (“PA”).  Proxies may also be delivered electronically by custodians using proxy services such as ProxyEdge.  Each proxy received is matched to the securities to be voted.

B.           Material Conflicts of Interest.

1.           Identify the existence of any material conflicts of interest relating to the securities to be voted or the issue at hand.  Portfolio managers and research analysts ("Analysts”) and senior management of each Aberdeen Adviser have an affirmative duty to disclose any personal conflicts such as officer or director positions held by them, their spouses or close relatives in the portfolio company or attempts by the portfolio company to exert influence over such person with respect to their vote.  Conflicts based on business relationships or dealings of affiliates of any Aberdeen Adviser will only be considered to the extent that the Aberdeen Adviser has actual knowledge of such business relationships.

2.           When a material conflict of interest between an Aberdeen Adviser’s interests and its clients’ interests appears to exist, the Aberdeen Adviser may choose among the following options to eliminate such conflict:  (1) vote in accordance with these Policies and Procedures if it involves little or no discretion; (2) vote as recommended by a third party service if the Aberdeen Adviser utilizes such a service; (3) “echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not Aberdeen clients; (4) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (5) if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or (6) if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

C.           Analysts.  The proxy administration process is carried out by the Global Voting Team based in Scotland (“PA-UK)”.  The PA-UK ensures that each proxy statement is directed to the appropriate Analyst.  If a third party recommendation service has been retained, the PA-UK  will forward the proxy statement to the Analyst with the recommendation highlighted.  The Analyst will determine whether to vote as recommended by the service provider or to recommend an alternative and shall advise the PA-UK .  The Analyst may consult with the PA-UK  as necessary.  If the Analyst recommends voting against the third party recommendation, he or she is responsible for documenting the reasons for such recommendation and that no conflict of interest influenced such recommendation.  If no third party recommendation service is utilized or if no recommendation is provided, the Analyst is responsible for documenting the rationale for his or her vote recommendation.

D.           Vote.  The following describes the breakdown of responsibilities between the designated PA and the Corporate Governance Group (“CGG”) of each Aberdeen Adviser in voting portfolio securities and the extent to which the Aberdeen Advisers rely on third party service providers.

The US Fund Administration group  (“PA-US”), and the PA-UK, are responsible for ensuring that votes for Aberdeen Advisers’ clients are cast and cast in accordance with these Policies and Procedures.  The PA-US is primarily responsible for administering proxy votes for the Funds which are advised or sub-advised by the Aberdeen Advisers,.the US closed-end Funds for which Aberdeen Singapore is the Manager, and the Canadian investment funds.

Responsibility for considering the substantive issues relating to any vote and for deciding how shares will be voted resides with the relevant Analyst whether located in Aberdeen US, Aberdeen UK, Aberdeen AU or Aberdeen Singapore.

In the event that a material conflict of interest is identified by any Analyst, whether in Aberdeen US, Aberdeen UK, Aberdeen AU, Aberdeen Singapore, or AAMISL, decisions on how to vote will be referred to the Corporate Governance Group (“CGG”).  The CGG includes the Chief Investment Officer, the head of the Socially Responsible Research, and representatives from Aberdeen US, Aberdeen UK, Aberdeen AU, AAMISL and Aberdeen Singapore’s portfolio management teams,.  The CGG meets as needed to consider material conflicts of interest or any other items raising unique issues.  If the CGG determines that there is no material conflict of interest, the vote recommendation will be forwarded to the appropriate proxy administrator, either the PA-US or PA-UK.  If a material conflict of interest is identified, the CGG will follow the conflict of interest procedures set forth in Section IV.B.2., above.

The Aberdeen Advisers have engaged ProxyEdge, a third party service provider, to cast votes electronically for certain clients and to maintain records of such votes electronically. Custodians for certain clients provide the PA-US with access to ProxyEdge.  PA-UK helps facilitate and coordinate proxy voting for certain U.S. clients of the Aberdeen Advisers.  Aberdeen UK has engaged Institutional Shareholder Services (“ISS”), a third party service provider, to provide (1) notification of impending votes; (2) research into non-routine votes, including shareholder resolutions; (3) voting recommendations which may be viewed on-line; and (4) web-based voting.  In the absence of any material conflict of interest, the Aberdeen Advisers may either vote in accordance with the ISS recommendation or decline to follow the ISS recommendation based on its own view of the agenda item provided that decisions to vote contrary to the ISS recommendation are documented as set forth in Section IV.C., above.  For clients on the ISS system, votes are automatically entered in accordance with ISS recommendations unless the PA-UK expressly changes the vote prior to the voting deadline with appropriate analyst documentation.  In the event of a material conflict of interest, the Aberdeen Advisers will follow the procedures outlined in Section IV.B.2, above.

E.           Review.  PA-UK are responsible for ensuring that proxy materials are received in a timely manner and reconciled against holdings on the record date of client accounts over which the Aberdeen Adviser has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

V.           Documentation, Recordkeeping and Reporting Requirements

A.           Documentation.

The Aberdeen US Chief Compliance Officer is responsible for implementing and updating these Policies and Procedures;

The PA-UK and PA-US are responsible for:

1.           Overseeing the proxy voting process;
2.           Consulting with portfolio managers/analysts for the relevant portfolio security; and
3.	Maintaining manual proxy voting records, if any, and overseeing and reviewing voting execution and recordkeeping by third party providers such as ISS and ProxyEdge.

B.           Record Keeping.

1.           Each Aberdeen Adviser maintains or procures the maintenance of records of all proxies it has voted.  As permitted by Rule 204-2(c), electronic proxy statements and the record of each vote cast by each client account will be maintained by either ISS and Proxy Edge, depending on the client account.

A US Fund’s proxy voting record must be filed with the SEC on Form N-PX.  Form N-PX must be completed and signed in the manner required, containing a fund’s proxy voting record for the most recent twelve-month period ended June 30th (beginning August 31, 2004).  If an Aberdeen Adviser delegates this reporting responsibility to a third party service provider such as ISS or Proxy Edge, it will ensure that the third party service provider files Form N-PX accordingly.  Aberdeen Advisers shall obtain and maintain undertakings from both ISS and Proxy Edge to provide it with copies of proxy voting records and other documents relating to its clients’ votes promptly upon request.  Aberdeen Advisers, ISS and Proxy Edge may rely on the SEC’s EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (e.g., large U.S.-based issuers).

2.           As required by Rule 204-2(c), such records will also include: (a) a copy of the Policies and Procedures; (b) a copy of any document created by the Aberdeen Adviser that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (c) each written client request for proxy voting records and the Aberdeen Adviser’s written response to any (written or oral) client request for such records.

3.           Duration.  Proxy voting books and records will be maintained in an easily accessible place for a period of five years, the first two in an appropriate office of the Aberdeen Adviser.

C.           Reporting.  The Aberdeen Advisers will initially inform clients of these Policies and Procedures by summary disclosure in Part II of their respective Forms ADV.  Upon receipt of a client’s request for more information, the Aberdeen Advisers will provide to the client a copy of these Policies and Procedures and/or, in accordance with the client’s stated requirements, how the client’s proxies were voted during the period requested subsequent to the adoption of these Policies and Procedures.  Such periodic reports, other than those required for Funds, will not be made available to third parties absent the express written request of the client.  However, to the extent that any Aberdeen Adviser may serve as a subadviser to another adviser to a Client, such Aberdeen Adviser will be deemed to be authorized to provide proxy voting records on such Client accounts to such other adviser.

For Canadian investment funds, Aberdeen US, Aberdeen AU and Aberdeen Singapore will assist in preparing annual proxy voting records for the period ending June 30 of each year and will post an annual proxy voting record on each Canadian investment fund’s website no later than August 31 of each year.  Upon receipt of a client or securityholder’s request, Aberdeen US, Aberdeen AU or Aberdeen Singapore will make available a copy of these Policies and Procedures and the Canadian investment fund’s proxy voting record, without charge, to any client or securityholder upon a request made by the client or securityholder after August 31.

D.           Review of Policies and Procedures.  These Policies and Procedures will be subject to review on a periodic basis as deemed appropriate by the Aberdeen Advisers.  Any questions regarding the Policies and Procedures should be directed to the Compliance Department of the respective Aberdeen Adviser.

Gartmore Global Partners

The corporate governance policy of GGP is intended to give its clients input in the companies in which they invest. The overview below summarizes Gartmore’s Corporate Governance Policy.

Corporate Governance establishes a corporate structure in the interests of shareholders. Policy needs to be applied flexibly, pragmatically and appropriately to the circumstances of the company.

Voting rights are part of the value of an investment and efforts are made to use voting rights in our clients’ best interest. GGP aims to vote at General Meetings of companies in which they invest but recognize the practical difficulties which may prevent this in some markets.

GGP support good practice in business and endorse the OECD Principles of Corporate Governance as part of the development of codes of best practice for individual markets.

Voting Guidelines:

•	Shareholder rights should be protected. Shareholders should be able to participate in general meetings in proportion to their ownership of the company.

•	Capital issue and repurchase should be on equal terms to all holders.

•	Decisions on take-over bids are based on the long-term interests of GGP’s clients. Anti-takeover devices should not be used to shield management from accountability.

•	Board Structure – there should be sufficient independent non-executives to balance executive management.

•	Chairman and Chief Executive – these significantly different roles should be separated to prevent undue concentration of power within the company.

•
Board Committees - strong audit and remuneration committees composed principally of independent non-executive directors should be used to resolve conflicts of interest between executives and the company.

•	Service contracts –should not be of excessive length or used to shield executives who do not perform.

•	Re-election - all directors should be required to stand for re-election at regular intervals, at least every 3 years.

•	Incentive schemes – share based remuneration schemes should be subject to shareholder approval. GGP favors schemes which include challenging performance criteria.

We have a specialist corporate governance function which is responsible for developing and executing policy on behalf of GGP’s clients. It is headed by a senior executive with long experience in investment. The fund manager or research analyst with responsibility for investment in a company reviews resolutions, casts a critical eye over governance, identifies and is actively involved in formulating GGP’s response to controversial issues.

Where required, GGP will take necessary steps to retain proxy voting records for the period of time as specified by regulations.

APPENDIX C – PORTFOLIO MANAGERS

Information as of December 31, 2009

INVESTMENTS IN EACH FUND

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund1
Aberdeen Asset Management Inc.
Paul Atkinson	NVIT Nationwide Leaders Fund
Chris Baggini	NVIT U.S. Growth Leaders Fund
Ralph Bassett	NVIT Technology and Communications Fund
Douglas Burtnick	NVIT Global Financial Services Fund
NVIT Health Sciences Fund
NVIT U.S. Growth Leaders Fund
Robert Mattson	NVIT Technology and Communications Fund
Stuart Quint	NVIT Global Financial Services Fund
Francis Radano, III	NVIT Nationwide Leaders Fund
Shahreza Yusof	NVIT Nationwide Leaders Fund
Gartmore Global Partners
Ben Walker	Gartmore NVIT Global Utilities Fund

1
This column reflects investments in a variable insurance contract, owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934), that has been allocated to subaccounts that have purchased shares of the Funds.  A portfolio manager is presumed to be the beneficial owner of subaccount securities that are held by his or her immediate family members that share the same household as the portfolio manager.

_____________

DESCRIPTION OF COMPENSATION STRUCTURE

Aberdeen Asset Management Inc.

Aberdeen compensates the Fund’s portfolio managers for their management of the Fund. The Fund’s portfolio managers’ compensation consists of an industry competitive salary and a year-end discretionary cash bonus based on client service, asset growth and the performance of the Fund.

Gartmore Global Partners

1) Base salary.
This is fixed compensation based on the skills and experience of the individual subject to a firmwide salary ceiling.  This is paid monthly.

2) Discretionary Bonus.
The calculation of this bonus is entirely discretionary based on the overall performance of the individual for the preceding calendar year.  Amongst other factors, this is assessed on investment performance over a variety of timeframes (i.e. 1, 3 and 5 years) and contribution to the business (i.e. assets under management, fund sales etc).  Investment performance is measured against the relevant peer group or benchmark index.  Bonus payments are paid annually, by March of the following year.

3) Equity ownership
For key individuals, equity ownership is available.  This is entirely discretionary.

OTHER MANAGED ACCOUNTS
(As of December 31, 2009)

The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts.  To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category
Aberdeen Asset Management Inc.
Paul Atkinson	Mutual Funds: _ accounts, $__total assets
Other Pooled Investment Vehicles: _ accounts, $_ total assets
Other Accounts: _ account, $__total assets
Chris Baggini	Mutual Funds: _ accounts, $__total assets
Other Pooled Investment Vehicles: _ accounts, $_ total assets
Other Accounts: _ account, $__total assets
Ralph Bassett	Mutual Funds: _ accounts, $__total assets
Other Pooled Investment Vehicles: _ accounts, $_ total assets
Other Accounts: _ account, $__total assets
Douglas Burtnick	Mutual Funds: _ accounts, $__total assets
Other Pooled Investment Vehicles: _ accounts, $_ total assets
Other Accounts: _ account, $__total assets
Robert Mattson	Mutual Funds: _ accounts, $__total assets
Other Pooled Investment Vehicles: _ accounts, $_ total assets
Other Accounts: _ account, $__total assets
Other Accounts: 0 accounts, $0 total assets
Stuart Quint	Mutual Funds: _ accounts, $__total assets
Other Pooled Investment Vehicles: _ accounts, $_ total assets
Other Accounts: _ account, $__total assets
Francis Radano, III	Mutual Funds: _ accounts, $__total assets
Other Pooled Investment Vehicles: _ accounts, $_ total assets
Other Accounts: _ account, $__total assets
Shahreza Yusof	Mutual Funds: _ accounts, $__total assets
Other Pooled Investment Vehicles: _ accounts, $_ total assets
Other Accounts: _ account, $__total assets
Gartmore Global Partners
Ben Walker	Mutual Funds: _ accounts, $__ million total assets (each for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: _ account, $__ million total assets
Other Accounts: __ accounts, $__ million total assets (_ accounts, $__ million total assets for which the advisory fee is based on performance)

POTENTIAL CONFLICTS OF INTEREST

Aberdeen Asset Management Inc.

The portfolio  managers'  management  of "other  accounts" may give rise to potential  conflicts  of interest in  connection  with their  management  of the Fund's investments,  on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as the Fund.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another.  However,  Aberdeen believes that these  risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular  portfolio  manager are generally  managed in a similar fashion, subject to  exceptions  to account for  particular  investment  restrictions  or policies  applicable  only to certain  accounts,  differences  in cash flows and account sizes, and similar factors;  and (ii) portfolio manager personal trading is monitored to avoid potential conflicts.  In addition, Aberdeen has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

           In some cases, another account managed by the same portfolio manager may compensate Aberdeen based on the performance of the portfolio held by that account.  The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Another  potential  conflict  could include  instances in which  securities considered  as  investments  for the Fund  also  may be  appropriate  for  other investment accounts managed by Aberdeen or its affiliates. Whenever decisions are made to buy or sell  securities  by the  Fund  and one or more of the  other accounts  simultaneously,  Aberdeen may  aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes  to  be  equitable  under  the circumstances.   As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts.  While these aggregation and allocation  policies  could have a detrimental  effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of Aberdeen that  the  benefits   from  Aberdeen’s organization outweigh  any disadvantage  that may arise from  exposure to  simultaneous  transactions.

Gartmore Global Partners (“GGP”)

Conflicts of Interest

As a registered adviser, and as a fiduciary to our advisory clients, our firm has a duty to always act in the best interests of our clients’ and treat them fairly. GGP must ensure that conflicts of interest are properly managed and full and fair disclosure of all material facts including conflicts of interest is made to or our clients or to potential clients.

The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities together with a summary of GGP’s policy in that area:

Dealing in investments as agent for more than one party

Conflicts of interest exist when a portfolio management firm manages multiple client portfolios. GGP addresses these potential conflicts through the operation of dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients.

Side-by-Side management

Conflicts of interest exist when a portfolio management firm manages multiple client portfolios and in particular when a traditional long-only fund, is managed by the same portfolio management firm as a hedge fund. In addition to the dealing policies identified above, Gartmore has undertaken a full review of the potential conflicts associated with side-by-side management to ensure that all clients are treated fairly on an ongoing basis.

Dealing in investments as principal in connections with the provision of seed capital

A conflict of interest exists when a portfolio management firm manages its own money alongside client money. GGP generally does not trade for its own account. However, GGP and its affiliates  have provided the seed capital to certain investment vehicles that have been established by GGP group entities. GGP serves as the investment manager to these investment vehicles. GGP operates dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients. These policies ensure that any portfolios in which GGP has an investment interest do not receive favorable treatment relative to other client portfolios.

Directorships and External Arrangements

Certain GGP staff may hold positions in external organizations. There is a potential risk that GGP personnel may place their own interests (resulting from outside employment /directorships) ahead of the interests of GGP clients. Before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of GGP’s Legal Department.

GGP is owned by a special purpose investment entity whose interests are partly owned members of GGP’s management and executive teams and a number of employees.

The Legal Department will only permit appointments that would not present a conflict of interest with the GGP employee’s responsibilities to GGP clients.

Dual agency

Dual Agency (also known as Cross Trading) concerns those transactions where GGP may act as agent for both the buyer and seller. In such circumstances there is a potential conflict of interest as it may be possible to favour one client over another when establishing the execution price and/or commission rate. It is GGP’s policy that it will not engage in dual agency transactions on behalf of clients.

Employee Compensation

There is a potential risk that GGP’s compensation structure may incentivize employees to place their interests ahead of client interests, or, place one client’s interests ahead of another. GGP’s compensation structure does not provide incentives for any member staff to favour any client (or group of clients). Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term performance, teamwork, client service and marketing. At GGP, the investment management of particular portfolios is not “star manager” based but uses a team system.

This means that GGP’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Cherry Picking

Cherry picking is an abusive practice whereby an investment firm misrepresents its stock selecting skills by only showing top performing securities in promoting its investment services. GGP’s production of marketing materials is centrally controlled and independently reviewed to ensure that all materials are clear, fair and not misleading.

APPENDIX D
5% SHAREHOLDERS

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the class Held by the Shareholder

D-1

PART C

OTHER INFORMATION

ITEM 28.                      EXHIBITS

(a)
Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009, (the “Amended Declaration”), of Registrant, Nationwide Variable Insurance Trust, a Delaware Statutory Trust (the “Trust” or “NVIT”), previously filed as Exhibit EX-23.a with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

(b)
Second Amended and Restated Bylaws, amended and restated as of June 17, 2009 (the “Amended Bylaws”), of the Trust, previously filed as Exhibit EX-23.b with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

(c)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article II and Article VII of the Amended Bylaws incorporated by reference to Exhibit (a) and (b), respectively, hereto, define the rights of holders of shares.

(d)           Investment Advisory Agreement

(1)
Investment Advisory Agreement among the Trust and Nationwide Fund Advisors (“NFA”) dated May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

 (2)           Subadvisory Agreements

(a)
Subadvisory Agreement among the Trust, NFA and Gartmore Global Partners  for the NVIT Multi-Manager Small Company Fund, Gartmore NVIT Worldwide Leaders Fund, Gartmore NVIT Emerging Markets Fund, Gartmore NVIT International Equity Fund, Gartmore NVIT Global Utilities Fund and Gartmore NVIT Developing Markets Fund, which are series of the Trust, dated May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(i)
Exhibit A, effective May 1, 2007, amended May 1, 2009, to the Subadvisory Agreement among the Trust, NFA and Gartmore Global Partners, pertaining to certain series of the Trust previously filed as Exhibit EX-23.d.2.a.i with the Trust’s registration statement on June 23, 2009, is hereby incorporated by reference.

(b)
Subadvisory Agreement among the Trust, NFA and Neuberger Berman Management Inc. for the NVIT Multi-Manager Small Company Fund, a series of the Trust, dated May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(c)
Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc. for the NVIT Multi-Manager Small Company Fund, a series of the Trust, dated May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(d)
Amended and Restated Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company for the Federated NVIT High Income Bond Fund and  NVIT Money Market Fund, which are series of the Trust, dated May 1, 2007, as amended April 2, 2009, previously filed as Exhibit

1

23.d.2.d with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

(e)
Subadvisory Agreement among the Trust, NFA and Morgan Stanley Investment Management, Inc. (an assignee of Morgan Stanley Investments LP, formerly Miller Anderson & Sherrerd, LP) for the NVIT Multi-Manager Small Company Fund, a series of the Trust, dated May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(i)
Exhibit A, effective May 1, 2007, amended May 1, 2009, to the Subadvisory Agreement among the Trust, NFA and Morgan Stanley Investment Management, Inc., previously filed as Exhibit EX-23.d.2.e.i with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

(f)
Subadvisory Agreement among the Trust, NFA and J.P. Morgan Investment Management, Inc. for the NVIT Multi-Manager Small Cap Value Fund  and NVIT Multi-Manager International Value Fund, which are series of the Trust, dated May 1, 2007, previously filed with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(g)
Subadvisory Agreement among the Trust, NFA and Van Kampen Asset Management for the Van Kampen NVIT Comstock Value Fund, a series of the Trust, dated May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(h)
Subadvisory Agreement among the Trust, NFA and Waddell & Reed Investment Management Company for the NVIT Multi-Manager Small Cap Growth Fund  and NVIT Multi-Manager Small Company Fund, which are series of the Trust, dated May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(i)
Subadvisory Agreement among the Trust, NFA and Epoch Investment Partners, Inc. for the NVIT Multi-Manager Small Cap Value Fund, a series of the Trust, dated May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(j)
Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC for the NVIT S&P 500 Index Fund, NVIT Small Cap Index Fund, NVIT Mid Cap Index Fund, NVIT International Index Fund and NVIT Bond Index Fund, which are series of the Trust, dated May 1, 2007, previously filed with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(k)
Subadvisory Agreement among the Trust, NFA and Morley Capital Management, Inc. for the NVIT Enhanced Income Fund, a series of the Trust, dated September 1, 2007, previously filed with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(l)
Subadvisory Agreement among the Trust, NFA and AllianceBernstein L.P. for the NVIT Multi-Manager International Value Fund and AllianceBernstein NVIT Global Fixed Income Fund, which are series of the Trust, dated November 14, 2007, previously filed with the Trust’s registration statement on February 8, 2008, is hereby incorporated by reference.

2

(i)
Exhibit A, effective November 14, 2007, amended March 24, 2009, to the Subadvisory Agreement among the Trust, NFA and Alliance Bernstein L.P., pertaining to certain series of the Trust, previously filed as Exhibit 23.d.2.l.i with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

(m)
Subadvisory Agreement among the Trust, NFA and Putnam Investment Management, LLC for the NVIT Multi-Manager Small Company Fund, a series of the Trust, dated November 9, 2007, previously filed with the Trust’s registration statement on  February 8, 2008, is hereby incorporated by reference.

(n)
Subadvisory Agreement among the Trust, NFA and Goldman Sachs Asset Management, L.P. for the NVIT Multi-Manager Large Cap Growth Fund and NVIT Multi-Manager Large Cap Value Fund, which are series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

(o)
Subadvisory Agreement among the Trust, NFA and Neuberger Berman Management LLC for the NVIT Multi-Manager Small Company Fund, NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund and Neuberger Berman NVIT Socially Responsible Fund, which are series of the Trust, dated May 4, 2009 previously filed as Exhibit EX-23.d.2.o with the Trust’s registration statement on June 23, 2009, is hereby incorporated by reference.

(p)
Subadvisory Agreement among the Trust, NFA and Neuberger Berman Fixed Income LLC for the NVIT Core Plus Bond Fund, a series of the Trust, dated May 4, 2009 previously filed as Exhibit EX-23.d.2.p with the Trust’s registration statement on June 23, 2009, is hereby incorporated by reference.

(q)
Subadvisory Agreement among the Trust, NFA and Wells Capital Management, Inc. for the NVIT Multi-Manager Large Cap Growth Fund, a series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(r)
Subadvisory Agreement among the Trust, NFA and AIM Capital Management, Inc. (now known as Invesco Advisers, Inc.) for the NVIT Multi-Manager International Growth Fund, a series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

(s)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC for the NVIT Government Bond Fund, a series of the Trust, dated January 1, 2008, previously filed with the Trust’s registration statement on February 8, 2008, is hereby incorporated by reference.

(t)
Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc. for the NVIT Multi-Manager Mid Cap Growth Fund, NVIT Multi-Manager Mid Cap Value Fund and American Century NVIT Multi Cap Value Fund, which are series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

3

(i)
Exhibit A, effective March 24, 2008, amended March 24, 2009, to the Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc., pertaining to certain series of the Trust, previously filed as Exhibit 23.d.2.t.i with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

(u)
Subadvisory Agreement among the Trust, NFA and RiverSource Investments, LLC for the NVIT Multi-Manager Mid Cap Value Fund, a series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

(v)
Subadvisory Agreement among the Trust, NFA and Thompson, Siegel & Walmsley LLC for the NVIT Multi-Manager Mid Cap Value Fund, a series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

(w)
Subadvisory Agreement among the Trust, NFA and Van Kampen Asset Management for the Van Kampen NVIT Real Estate Fund, a series of the Trust,  dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

(x)
Subadvisory Agreement among the Trust, NFA and Aberdeen Asset Management Inc. for the NVIT Global Financial Services Fund, NVIT Health Sciences Fund, NVIT Technology and Communications Fund, NVIT Growth Fund, NVIT U.S. Growth Leaders Fund, NVIT Nationwide Fund, NVIT Nationwide Leaders Fund, NVIT Multi-Manager Small Cap Value Fund and NVIT Multi-Manager Small Company Fund, which are series of the Trust, dated October 1, 2007 previously filed with the Trust’s registration statement on December 20, 2007, is hereby incorporated by reference.

(i)
Exhibit A, effective October 1, 2007, amended May 1, 2009, to the Subadvisory Agreement among the Trust, NFA and Aberdeen Asset Management Inc., pertaining to certain series of the Trust, previously filed as Exhibit EX-23.d.2.x.i with the Trust’s registration statement on June 23, 2009, is hereby incorporated by reference.

(y)
Subadvisory Agreement among the Trust, NFA and Wellington Management Company, LLP for the NVIT Multi-Manager Large Cap Value Fund, a series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

(z)
Subadvisory Agreement among the Trust, NFA and Deutsche Investment Management Americas Inc. for the NVIT Multi-Manager Large Cap Value Fund, a series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

(aa)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC for the NVIT Core Bond Fund and NVIT Short Term Bond Fund, which are series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 24, 2008, is hereby incorporated by reference.

(bb)	Subadvisory Agreement among the Trust, NFA and American Century Global Investment Management, Inc. for the NVIT Multi-Manager International

4

Growth Fund, a series of the Trust, dated March 24, 2008, previously filed with the Trust’s registration statement on March 24, 2008, is hereby incorporated by reference.

(cc)
Subadvisory Agreement among the Trust, NFA and OppenheimerFunds, Inc. for the NVIT Multi-Manager Small Cap Growth Fund and Oppenheimer NVIT Large Cap Growth Fund, which are series of the Trust, dated October 1, 2008, previously filed as Exhibit 23.d.2.ee with the Trust’s registration statement on September 25, 2008, is hereby incorporated by reference.

(i)
Exhibit A, effective October 1, 2008, amended March 24, 2009, to the Subadvisory Agreement among the Trust, NFA and OppenheimerFunds, Inc., pertaining to certain series of the Trust, previously filed as Exhibit 23.d.2.cc.i with the Trust’s registration statement on April 24, 2009 is hereby incorporated by reference.

(dd)
Subadvisory Agreement among the Trust, NFA and Logan Circle Partners, L.P. for the NVIT Multi Sector Bond Fund, a series of the Trust, previously filed as Exhibit 23.d.2.ee with the Trust’s registration statement on March 20, 2009, is hereby incorporated by reference.

(ee)
Subadvisory Agreement among the Trust, NFA and Templeton Investment Counsel, LLC, for the Templeton NVIT International Value Fund, a series of the Trust, dated previously filed as Exhibit 23.d.2.ee with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

(e)	(1)
Underwriting Agreement dated May 1, 2007 between the Trust and Nationwide Fund Distributors LLC (“NFD”) previously filed with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(a)
Schedule A to the Underwriting Agreement dated May 1, 2007, as amended December 3, 2007, January 9, 2008, and March 24, 2009, between the Trust and NFD, previously filed as Exhibit 23.e.1.a with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

                (f)           Not applicable.

(g)	(1)
Global Custody Agreement dated April 4, 2003 between the Trust and JPMorgan Chase Bank previously filed with the Trust’s registration statement on April 28, 2003, assigned to the Trust and is hereby incorporated by reference.

(a)
Amendment to Global Custody Agreement dated January 1, 2004 between the Trust and JPMorgan Chase Bank previously filed with the Trust’s Registration Statement on August 31, 2004, assigned to the Trust and is hereby incorporated by reference.

(b)
Amendment to Global Custody Agreement dated as of January 12, 2006 between the Trust and JPMorgan Chase Bank previously filed with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(c)	Waiver to Global Custody Agreement dated as of May 2, 2005 previously filed with the Trust’s registration statement on April 28, 2005, is hereby incorporated by reference.

5

(d)	Rider to Global Custody Agreement Cash Trade Execution Product previously filed with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(e)
Fund List to Global Custody Agreement dated April 4, 2003, as amended March 24, 2009,  between the Trust and JPMorgan Chase Bank, previously filed as Exhibit 23.e.1.a with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

(h)	(1)
Fund Administration and Transfer Agency Agreement, amended and restated as of June 11, 2008 between the Trust and Nationwide Fund Management LLC, previously filed as Exhibit 23.h.1 with the Trust’s registration statement on September 25, 2008, is hereby incorporated by reference.

(a)
Exhibit C Fee Schedule to Fund Administration and Transfer Agency Agreement, effective May 1, 2007 as amended and restated June 11, 2008; amended March 24, 2009, previously filed as Exhibit 23.h.1.a with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

(2)
Administrative Services Plan effective May 1, 2007, as amended August 24, 2009, previously filed as Exhibit EX-23.h.2 with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

(a)	Form of Servicing Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-lA on October 15, 2002, is hereby incorporated by reference.

(3)
Expense Limitation Agreement dated May 1, 2007 between the Trust and NFA relating to the NVIT U.S. Growth Leaders Fund, NVIT Nationwide Leaders Fund, NVIT Technology and Communications Fund, NVIT Money Market Fund, NVIT Mid Cap Growth Fund , NVIT S&P 500 Index Fund, NVIT Small Cap Index Fund, NVIT Mid Cap Index Fund, NVIT International Index Fund, NVIT Bond Index Fund, Gartmore NVIT Developing Markets Fund, Gartmore NVIT Emerging Markets Fund, Gartmore NVIT International Equity Fund, NVIT Enhanced Income Fund, NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, NVIT Multi-Manager International Growth Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Van Kampen NVIT Real Estate Fund, NVIT Cardinal Conservative Fund, NVIT Cardinal Moderately Conservative Fund, NVIT Cardinal Balanced Fund, NVIT Cardinal Moderate Fund, NVIT Cardinal Capital Appreciation Fund, NVIT Cardinal Moderately Aggressive Fund, NVIT Cardinal Aggressive Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Short Term Bond Fund, NVIT Multi-Manager Large Cap Value Fund, AllianceBernstein NVIT Global Fixed Income Fund, Oppenheimer NVIT Large Cap Growth Fund, American Century NVIT Multi Cap Value Fund, Templeton NVIT International Value Fund, NVIT Investor Destinations Capital Appreciation Fund and NVIT Investor Destinations Balanced Fund, which are series of the Trust, previously filed with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(a)
Exhibit A to the Expense Limitation Agreement effective May 1, 2007, amended May 1, 2009, previously filed as Exhibit EX-23.h.3.a with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

(4)
Form of Indemnification Agreement between the Trust and each of its trustees and certain of its officers previously filed with the Trust’s registration statement on April 28, 2005, is hereby incorporated by reference.  Specific agreements are between the Trust

6

and each of the following:  Charles E. Allen, Paula H. J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Barbara L. Hennigar, Barbara I. Jacobs, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, David C. Wetmore, Michael A. Krulikowski, and Gerald J. Holland.

(5)
Assignment and Assumption Agreement between NVIT-Massachusetts (“NVIT-MA”) and the Trust, dated as of May 2, 2005, assigning NVIT-MA’s titles, right, benefit and privileges in and to certain contracts in the Agreement previously filed with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(6)
Fund Participation Agreement dated May 1, 2007 by and among the Trust, NFA, NFD,  Nationwide Financial Services, Inc., American Funds Insurance Series and Capital Research and Management Company, previously filed as Exhibit 23.h.6 with the Trust’s registration statement on September 25, 2008, is hereby incorporated by reference.

(7)
Master-Feeder Services Agreement between the Trust and Nationwide Fund Management LLC dated May 1, 2007, for the American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund, American Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund (collectively, the “Feeder Funds”) previously filed with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(8)
Fee Waiver Agreement between the Trust and NFM effective as of May 1, 2007, relating to the Feeder Funds, previously filed with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(9)
Fee Waiver Agreement between the Trust and NFD effective as of March 27, 2008 relating to the NVIT Cardinal Aggressive Fund, NVIT Cardinal Moderately Aggressive Fund, NVIT Cardinal Capital Appreciation Fund, NVIT Cardinal Moderate Fund, NVIT Cardinal Balanced Fund, NVIT Cardinal Moderately Conservative Fund and NVIT Cardinal Conservative Fund, which are series of the Trust, previously filed with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(10)
Fee Waiver Agreement between the Trust and NFD effective August 1, 2008 relating to the Neuberger Berman NVIT Socially Responsible Fund, which is a series of the Trust, previously filed as Exhibit 23.h.12 with the Trust’s registration statement on September 25, 2008, is hereby incorporated by reference.

(11)
Fee Waiver Agreement between the Trust and NFD effective March 24, 2009 relating to the AllianceBernstein NVIT Global Fixed Income Fund, which is a series of the Trust, previously filed as Exhibit 23.h.11 with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

(12)
Fee Waiver Agreement between the Trust and NFD effective March 24, 2009 relating to the American Century NVIT Multi Cap Value Fund, which is a series of the Trust, previously filed as Exhibit 23.h.12 with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

(i)	(1)	Legal opinion of Stradley, Ronon, Stevens & Young, LLP, shall be filed by amendment.

(2)
Legal opinion of Stradley, Ronon, Stevens & Young, LLP relating to new class shares of the NVIT Money Market Fund, a series of the Trust, previously  filed as Exhibit EX-23.i.2 with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

7

                (j)           Consent of Independent Registered Public Accounting Firm, shall be filed by amendment.

(k)           Not applicable

(l)           Not applicable

(m)
Distribution Plan under Rule 12b-1 effective May 1, 2007, as amended August 24, 2009, filed as Exhibit EX-23.m with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

(n)	Rule 18f-3 Plan effective May 1, 2007, as amended August 24, 2009, filed as Exhibit EX-23.n with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

(o)           Not applicable

(p)	(1)	Code of Ethics for the Trust dated December 3, 2008, previously filed as Exhibit 23.p.1with the Trust’s registration statement on March 20, 2009, is hereby incorporated by reference.

(2)	Code of Ethics dated May 18, 2007 for NFA previously filed with the Trust’s registration statement on March 24, 2008, is hereby incorporated by reference.

(3)	Code of Ethics dated May 18, 2007 for NFD previously filed with the Trust’s registration statement on March 24, 2008, is hereby incorporated by reference.

(4)
Code of Ethics dated October 1, 2008 for Federated Investment Management Company previously filed as Exhibit 23.p.4 with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

(5)	Code of Ethics dated March 2004 for Gartmore Global Partners previously filed with the Trust’s registration statement on April 28, 2005, is hereby incorporated by reference.

(6)	Code of Ethics dated February 1, 2005 for JPMorgan Investment Management, Inc. previously filed with the Trust’s registration statement on April 28, 2005, is hereby incorporated by reference.

(7)
Advisory Employee Investment Transaction Policy dated January 15, 2009 for BlackRock Investment Management, LLC, previously filed as Exhibit 23.p.7 with the Trust’s registration statement on March 20, 2009, is hereby incorporated by reference.

(8)	Code of Ethics dated September 2006 for Neuberger Berman Management LLC previously filed with the Trust’s registration statement on March 24, 2008, is hereby incorporated by reference.

(9)	Code of Ethics dated August 2007 for Waddell & Reed Investment Management Company previously filed with the Trust’s registration statement on April 29, 2008, is hereby incorporated by reference.

(10)
Code of Ethics dated December 15, 2006 for Morgan Stanley Investment Management Inc., indirect parent of Van Kampen Asset Management, Inc., previously filed with the Trust’s registration statement on April 29, 2008, is hereby incorporated by reference.

(11)	Code of Ethics dated January 1, 2009 for American Century Investment Management, Inc. and American Century Global Investment Management, Inc. previously filed as

8

Exhibit EX-23.p.11 with the Trust’s registration statement on June 23, 2009, is hereby incorporated by reference.

(12)	Code of Ethics dated July 1, 2007 for Epoch Investment Partners, Inc. previously filed with the Trust’s registration statement on April 29, 2008, is hereby incorporated by reference.

(13)
Code of Ethics dated December 2006 for the American Funds and The Capital Group Companies, Inc. previously filed with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(14)	Code of Ethics dated December 2008 for AllianceBernstein L.P., previously filed as Exhibit 23.p.14 with the Trust’s registration statement on March 20, 2009, is hereby incorporated by reference.

(15)
Code of Ethics dated December 2006 for Putnam Investment Management, LLC, previously filed as Exhibit 23.p.15 with the Trust’s registration statement on March 20, 2009, is hereby incorporated by reference.

(16)	Code of Ethics dated January 23, 2007, for Goldman Sachs Asset Management, previously filed with the Trust’s registration statement on March 24, 2008, is hereby incorporated by reference.

(17)	Code of Ethics dated March 2008 for Wells Capital Management Inc., previously filed as Exhibit 23.p.18 with the Trust’s registration statement on March 20, 2009, is hereby incorporated by reference.

(18)
Code of Ethics dated January 1, 2009, for Invesco Advisers, Inc. (formerly, Invesco Aim Capital Management), previously filed as Exhibit 23.p.19 with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

(19)	Code of Ethics dated August 1, 2007 for Nationwide Asset Management, LLC previously filed with the Trust’s registration statement on March 24, 2008, is hereby incorporated by reference.

(20)
Code of Ethics dated November 15, 2008, for RiverSource Investments LLC, previously filed as Exhibit 23.p.21 with the Trust’s registration statement on March 20, 2009, is hereby incorporated by reference.

(21)
Code of Ethics dated September 30, 2008 for Thompson, Siegel & Walmsley LLC, previously filed as Exhibit 23.p.22 with the Trust’s registration statement on March 20, 2009, is hereby incorporated by reference.

(22)
Code of Ethics dated July 21, 2009 for Aberdeen Asset Management Inc., previously filed as Exhibit 28.p.23 with the Trust’s registration statement on January 29, 2010, is hereby incorporated by reference.

(23)
Code of Ethics dated February 25, 2008 for Morley Capital Management Inc., previously filed as Exhibit 23.p.24 with the Trust’s registration statement on March 20, 2009, is hereby incorporated by reference.

(24)
Code of Ethics dated October 1, 2008 for Wellington Management Company, LLP, previously filed as Exhibit 23.p.26 with the Trust’s registration statement on March 20, 2009, is hereby incorporated by reference.

9

(25)	Code of Ethics dated January 1, 2007 for Deutsche Investment Management Americas Inc. previously filed with the Trust’s registration statement on February 8, 2008, is hereby incorporated by reference.

(26)
Code of Ethics dated November 30, 2007 for OppenheimerFunds, Inc. previously filed as Exhibit 23.p.29 with the Trust’s registration statement on September 25, 2008, is hereby incorporated by reference.

(27)	Code of Ethics dated May 2008 for Templeton Investment Counsel, LLC, previously filed as Exhibit 23.p.29 with the Trust’s registration statement on March 20, 2009, is hereby incorporated by reference.

(28)	Code of Ethics dated October 2007 for Logan Circle Partners, L.P., previously filed as Exhibit 23.p.30 with the Trust’s registration statement on March 20, 2009, is hereby incorporated by reference.

(q)	(1)
Powers of Attorney with respect to the Trust for Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Phyllis Kay Dryden, Barbara L. Hennigar, Barbara I. Jacobs, Douglas F. Kridler and David C. Wetmore, previously filed as Exhibit 28.q.1 with the Trust’s registration statement on January 29, 2010, is hereby incorporated by reference.

(2)
Power of Attorney with respect to the Trust for Michael S. Spangler and Joseph Finelli, previously filed as Exhibit 23.q.2 with the Trust’s registration statement on September 25, 2008, is hereby incorporated by reference.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is presently controlled by or under common control with Registrant.

ITEM 30.                      INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Amended Declaration.  See Item 23(a) above.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers.  The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission).  The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party.  See Item 23(h)(4) above.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

10

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

(a)
Nationwide Fund Advisors (“NFA”), the investment adviser to the Trust, also serves as investment adviser to Nationwide Mutual Funds.  Except as stated below, the Directors and Officers of NFA have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of NFA or its affiliates:

Lee T. Cummings, Senior Vice President of Nationwide Fund Advisors, was Vice President of PrinterLink Communications Group, Inc. from January 2006 to October 2007.

Michael S. Spangler, Director and President of Nationwide Fund Advisors, was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management from May 2004 to May 2008.

Each of the following persons serves in the same or similar capacity with one or more affiliates of NFA. The address for the persons listed below is 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.

Name and Address	Principal Occupation	Position with NFA	Position with Funds

Michael S. Spangler	President and Director of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC	President and Director	President and Chief Executive Officer

Stephen T. Grugeon	Executive Vice President and Chief Operating Officer of Nationwide Funds Group	Director, Executive Vice President and Chief Operating Officer	Executive Vice President
Eric E. Miller	Senior Vice President, General Counsel and Assistant Secretary of Nationwide Funds Group; Secretary of the Trust	Senior Vice President, General Counsel and Assistant Secretary	Secretary

Lee T. Cummings	Senior Vice President of Nationwide Funds Group	Senior Vice President	Assistant Secretary

Dorothy Sanders	Vice President and Chief Compliance Officer of NFA.	Chief Compliance Officer	Chief Compliance Officer

Robert W. Horner	Associate Vice President and Assistant Secretary of Nationwide Mutual Insurance Company	Associate Vice President and Assistant Secretary	N/A

Timothy G. Frommeyer	Senior Vice President and Director Chief Financial Officer of Nationwide Financial Services, Inc.	Director	N/A

Kirt A. Walker	President and Chief Operating Officer of Nationwide Financial Services, Inc.	N/A	N/A

11

Lynnett Berger	Senior Vice President and Chief Investment Officer of NFA and Nationwide Investment Advisers, LLC	Senior Vice President and Chief Investment Officer	N/A

Craig D. Stokarski	Associate Vice President of Nationwide Funds Group	Treasurer	N/A

(b)           Information for the Subadvisers

(1)
Aberdeen Asset Management Inc. (“Aberdeen”) acts as subadviser to the NVIT Global Financial Services Fund, NVIT Health Sciences Fund, NVIT Technology and Communications Fund, NVIT Growth Fund, NVIT U.S. Growth Leaders Fund, NVIT Nationwide Fund, NVIT Nationwide Leaders Fund, NVIT Multi-Manager Small Cap Value Fund and NVIT Multi-Manager Small Company Fund.  The directors and officers of Aberdeen have not been engaged in any other business or profession of a substantial nature during the past two fiscal years except as indicated below:

Name and Position with Investment Adviser	Other Company	Position with Other Company
Brian Ferko Chief Compliance Officer and Vice President	BHR Fund Advisors	Chief Compliance Officer

(2)
Invesco Advisers, Inc., (formerly, AIM Capital Management, Inc.) (“Invesco”) acts as subadviser to the NVIT Multi-Manager International Growth Fund.  The directors and officers of Invesco have not been engaged in any other business or profession, other than for a parent company or an affiliate of AIM, of a substantial nature during the past two fiscal years.

(3)
AllianceBernstein L.P. (“AllianceBernstein”) acts as subadviser to the NVIT Multi-Manager International Value Fund and AllianceBernstein NVIT Global Fixed Income Fund.  The directors and officers of AllianceBernstein have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(4)
American Century Global Investment Management, Inc. (“American Century Global”) acts as subadviser to the NVIT Multi-Manager International Growth Fund.  The directors and officers of American Century Global have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(5)
American Century Investment Management, Inc. (“American Century”) acts as subadviser to the NVIT Multi-Manager Small Company Fund, NVIT Multi-Manager Mid Cap Growth Fund, NVIT Multi-Manager Mid Cap Value Fund and American Century NVIT Multi Cap Value Fund. The directors and officers of American Century have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(6)
BlackRock Investment Management, LLC (“BlackRock”) acts as subadviser to the NVIT S&P 500 Index Fund, NVIT Small Cap Index Fund, NVIT Mid Cap Index Fund, NVIT International Index Fund and NVIT Bond Index Fund. The Directors and Officers of BlackRock have not been engaged in any other business or profession of a substantial

12

nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(7)
Deutsche Investment Management Americas Inc. (“Deutsche”) acts as subadviser to the NVIT Multi-Manager Large Cap Value Fund.  The directors and officers of Deutsche have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(8)
Epoch Investment Partners, Inc. (“Epoch”) acts as subadviser to the NVIT Multi-Manager Small Cap Value Fund. Except as noted below, the Directors and Officers of Epoch have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities:

Name and Position with Epoch	Other Company	Position with Other Company
Allan R. Tessler Chairman	Limited Brands Inc. Interactive Data Corporation	Director Director
Peter A. Flaherty Director	McKinsey & Company Foreign Policy Association, Rockefeller University, The Kenyon Review, TechnoServe	Director Emeritus Director
Jeffrey L. Berenson Director	Berenson & Company	President & CEO
Enrique Arzac, Ph.D. Director	Columbia University Graduate School of Business The Adams Express Company, Petroleum & Resources Corporation, and Credit Suisse Asset Management Funds	Professor of Finance and Economics Director
Eugene M. Friedman Director	Limited Brands Inc., Pathmark Stores, Inc., E-Credit.com, Inc., Outcome Sciences, Inc. The Cross Country Group, Inc.	Director Advisory Board Member

(9)
Federated Investment Management Company (“Federated”) acts as subadviser to the Federated NVIT High Income Bond Fund and NVIT Money Market Fund, and is a registered investment adviser under the Investment Advisers Act of 1940.  It is a subsidiary of Federated Investors.  The subadviser serves as investment adviser to a number of investment companies and private accounts.  Except as noted below, the Directors and Officers of Federated have not been engaged in any other business or profession of a substantial nature during the past two fiscal years:

13

Name and Position with Federated	Other Company	Position with Other Company
Mark D. Olson Trustee	Mark D. Olson & Company, L.L.C. Wilson, Halbrook & Bayard, P.A.	Principal Partner

(10)
Gartmore Global Partners (“GGP”) acts as subadviser to the Gartmore NVIT Emerging Markets Fund, Gartmore NVIT Developing Markets Fund, Gartmore NVIT International Equity Fund, Gartmore NVIT Global Utilities Fund, NVIT Multi-Manager Small Company Fund, Gartmore NVIT Worldwide Leaders Fund and as investment adviser to certain other clients.  Except as stated below, the Directors and Officers of GGP have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of GGP or its affiliates:

Name and Position with Investment Adviser	Other Company	Position with Other Company
Phil Wagstaff Member of the Management Committee	New Star Investment Funds Limited New Star (Multi-Currency Service) Limited	Managing Director, UK Sales & Marketing

(11)
Goldman Sachs Asset Management, LP (“Goldman Sachs”) acts as subadviser to the NVIT Multi-Manager Large Cap Growth Fund and NVIT Multi-Manager Large Cap Value Fund.  GSAM is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. The directors and officers of GSAM have not been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years other than in their capacities as a director or officer of GSAM or its affiliates.

(12)
J.P. Morgan Investment Management, Inc. (“JPMIM”), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co. Incorporated, acts as subadviser to the NVIT Multi-Manager Small Cap Value Fund and NVIT Multi-Manager International Value Fund.  JPMIM manages employee benefit plans for corporations and unions.  JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.  Except as stated below the directors and executive officers of JPMIM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of JPMIM or its affiliates:

Name and Position with Investment Adviser	Other Company	Position with Other Company
Joseph J. Bertini Chief Compliance Officer	AllianceBernstein, LP	VP and Counsel
John H. Hunt CEO Institutional Americas	Barclays Capital	Managing Director of Financial Institutions Investment Banking

14

(13)
Logan Circle Partners, L.P. (“Logan Circle”) acts as subadviser to the NVIT Multi Sector Bond Fund.  The directors and officers of Logan Circle have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(14)
Morgan Stanley Investment Management, Inc. (“MSIM”) acts as subadviser to the NVIT Multi-Manager Small Company Fund.  The Directors and Officers of MSIM have not  been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(15)
Morley Capital Management, Inc. (“MCM”) acts as subadviser to the NVIT Enhanced Income Fund. The Directors and Officers of MCM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(16)
Nationwide Asset Management, LLC (“NWAM”) acts as subadviser to the NVIT Core Bond Fund, NVIT Short Term Bond Fund and NVIT Government Bond Fund.  The directors and officers of NWAM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(17)
Neuberger Berman Fixed Income LLC acts as subadviser to the NVIT Core Plus Bond Fund.  To the knowledge of the Registrant, the directors and officers of Lehman Brothers have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(18)
Neuberger Berman Management LLC (“Neuberger Berman”) acts as subadviser to the NVIT Multi-Manager Small Company Fund, NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund and investment adviser or subadviser to a number of other registered investment companies.  The Directors and Officers of Neuberger Berman have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(19)
OppenheimerFunds, Inc. (“Oppenheimer”) acts as subadviser to the NVIT Multi-Manager Small Cap Growth Fund and Oppenheimer NVIT Large Cap Growth Fund.  The Directors and Officers of Oppenheimer  have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(20)
Putnam Investment Management, LLC (“Putnam”) acts as subadviser to the NVIT Multi-Manager Small Company Fund.  To the knowledge of the Registrant, the directors and officers of Putnam have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(21)
RiverSource Investments, LLC (“RiverSource”) acts as subadviser to the NVIT Multi-Manager Mid Cap Value Fund.  RiverSource is an SEC-registered investment adviser that offers professional investment management services on a discretionary or non-discretionary basis and related services including trading, cash management and reporting. In addition to traditional investment management services, the services provided by RiverSource include asset-liability management, investment accounting, credit-analysis, and asset allocation services. To the knowledge of the Registrant, the directors and officers of RiverSource have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(22)
Templeton Investment Counsel, LLC (“Templeton”) acts as subadviser to the Templeton NVIT International Value Fund.  To the knowledge of the Registrant, the directors and officers of Templeton have not been engaged in any other business or profession of a substantial nature during the past two fiscal years

(23)
Thompson, Siegel & Walmsley LLC (“TS&W”) acts as subadviser to the NVIT Multi-Manager Mid Cap Value Fund.  To the knowledge of the Registrant, the directors and officers of TS&W have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(24)
Van Kampen Asset Management (“Van Kampen”) acts as subadviser to the Van Kampen NVIT Comstock Value Fund and Van Kampen NVIT Real Estate Fund.  The Directors and Officers of Van Kampen have not  been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(25)
Waddell & Reed Investment Management Company (“WRIMCO”) acts as subadviser to the NVIT Multi-Manager Small Cap Growth Fund and NVIT Multi-Manager Small Company Fund.  WRIMCO is not engaged in any business other than the provision of investment management services. The Directors and Officers of WRIMCO have not  been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(26)
Wellington Management Company, LLP (“Wellington”) acts as subadviser to the NVIT Multi-Manager Large Cap Value Fund.  The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02109. Wellington is an investment adviser registered under the Investment Advisers Act of 1940. During the last two fiscal years, no partner of Wellington has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

(27)
Wells Capital Management, Inc. (“Wells Capital”) acts as subadviser to the NVIT Multi-Manager Large Cap Growth Fund.  To the knowledge of the Registrant, the directors and officers of Wells Capital have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

ITEM 32. PRINCIPAL UNDERWRITERS

(a)	Nationwide Fund Distributors LLC (“NFD”), the principal underwriter of the Trust, also acts as principal underwriter for Nationwide Mutual Funds.

(b)
Herewith is the information required by the following table with respect to each director, officer or partner of NFD.  The address for the persons listed below, except where otherwise noted, is 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.

Name:	Position with NFD:	Position with Registrant:
Michael S. Spangler	Chairman and Director	President and Chief Executive Officer

Stephen T. Grugeon	Director	Executive Vice President

Doff Meyer	Senior Vice President and Chief Marketing Officer	Chief Marketing Officer and Vice President

Gordon Wright	Chief Compliance Officer	N/A

Eric E. Miller	Senior Vice President, General Counsel, and Assistant Secretary	Secretary

Lee T. Cummings	Senior Vice President	Assistant Secretary

Lorraine A. McCamley	Senior Vice President	N/A

Kathy Richards*	Associate Vice President and Assistant Secretary	N/A

Craig Stokarski	Financial Operations Principal, Treasurer	N/A

Karen L. Heath-Wade*	Vice President	N/A

* The address for Kathy Richards and Karen L. Heath-Wade is One Nationwide Plaza, Columbus, Ohio 43215.

(c)           Not applicable.

ITEM 33.               LOCATION OF ACCOUNTS AND RECORDS

J.P. Morgan Investor Services Co.
1 Beacon Street
Boston, MA 02108-3002

Nationwide Variable Insurance Trust
1000 Continental Drive, Suite 400
King of Prussia, PA 19406

ITEM 34.               MANAGEMENT SERVICES

Not applicable.

ITEM 35.               UNDERTAKINGS

Not applicable.

15

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Nationwide Variable Insurance Trust (a Delaware Statutory Trust) has duly caused this Post-Effective Amendment Nos. 135, 136 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of King of Prussia, and Commonwealth of Pennsylvania, on this 5th day of February, 2010.

                                                      NATIONWIDE VARIABLE INSURANCE TRUST
                                                      BY: /s/Allan J. Oster
                                                            Allan J. Oster, Attorney-In-Fact for Registrant

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NOS. 135, 136 TO THE REGISTRATION STATEMENT OF NATIONWIDE VARIABLE INSURANCE TRUST HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 5TH DAY OF FEBRUARY, 2010.

Signature & Title
Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and
Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:  /s/ Allan J. Oster
          Allan J. Oster, Attorney-In Fact

EXHIBIT LIST